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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21529

                   The Gabelli Global Utility & Income Trust
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               (Exact name of registrant as specified in charter)

                              One Corporate Center
                             Rye, New York 10580-1422
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              (Address of principal executive offices) (Zip code)

                                Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                             Rye, New York 10580-1422
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                    (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554

                      Date of fiscal year end:December 31

             Date of reporting period: July 1, 2010 - June 30, 2011

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

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                              PROXY VOTING RECORD

                    FOR PERIOD JULY 1, 2010 TO JUNE 30, 2011

ProxyEdge                                               Report Date: 07/08/2011
Meeting Date Range: 07/01/2010 to 06/30/2011                                  1
The Gabelli Utility Trust

                           Investment Company Report

JSFC SISTEMA

SECURITY         48122U204         MEETING TYPE    ExtraOrdinary General Meeting
TICKER SYMBOL                      MEETING DATE    02-Aug-2010
ISIN             US48122U2042      AGENDA          702553098 - Management

                                                                                                          FOR/AGAINST
ITEM   PROPOSAL                                                                   TYPE         VOTE       MANAGEMENT
----   -------------------------------------------------------------------------  ----------   ---------  -----------
1      Approve the related party transaction entering into a Guarantee            Management   No Action
       Agreement with OJSC Svyazinvest as a security for fulfillment by CJSC
       Sistema-Inventure hereinafter - 'Borrower' of obligations under the
       Agreement on exchange of OJSC MGTS shares PSRN 1027739285265 for the shares of CJSC Sky Link PSRN 1037702026691 , entered into by the
       Borrower and OJSC Svyazinvest hereinafter - 'Lender' , under which the
       Lender undertakes to transfer to the Borrower 22,352,150 ordinary registered shares of OJSC MGTS state registration number 1-05-00083-A, which accounts for 28% of the total amount of outstanding ordinary registered shares of OJSC MGTS or 23.3% of the total amount of issued and placed CONTD
CONT   CONTD ordinary and preference shares of MGTS with the total value of       Non-Voting
       RUR-9,750,000,000 hereinafter-MGTS Shares, and the Borrower undertakes to-transfer to the Lender in return 6,482,736 ordinary registered shares of CJSC-Sky Link state registration number 1-01-44980-H, which accounts for 50% of-the total amount of outstanding ordinary registered shares of
       CJSC Sky Link-effectively accounting for 100% of outstanding ordinary registered shares of-CJSC Sky Link with the total value of 9,300,000,000 rubles hereinafter-Sky-Link Shares and pay up the difference in the value of MGTS shares and Sky-Link shares being the subject of the transaction, in the amount of RUB-450,000,000.00 hereinafter-Exchange
       Agreement, on the specified terms


ORMAT INDUSTRIES LTD

SECURITY            M7571Y105         MEETING TYPE    Special General Meeting
TICKER SYMBOL                         MEETING DATE    31-Aug-2010
ISIN                IL0002600182      AGENDA          702561665 - Management

                                                                                            FOR/AGAINST
ITEM  PROPOSAL                                                               TYPE     VOTE  MANAGEMENT
----  ------------------------------------------------------------------  ----------  ----  -----------
      AS A CONDITION OF VOTING, ISRAELI MARKET                            Non-Voting
      REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
      YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
      THIS COMPANY. SHOULD EITHER BE THE CASE, PLEASE
      CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
      THAT W-E MAY LODGE YOUR INSTRUCTIONS
      ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
      PERSONAL INTEREST, SUBMIT YOUR VOTE AS NORMAL
 1.1  Appointment of Yarom Ariav as an External Director for a statutory  Management  For   For
      3 year period
 1.2  Appointment of Yaakov Yerushalmi as an External Director for a      Management  For   For
      statutory 3 year period
   2  Approve to grant to Mr. Ariav and to Mr Yerushalmi of an            Management  For   For
      indemnity undertaking, limited in the aggregate together with the other D&O to 25% of the shareholders equity


ORMAT INDUSTRIES LTD

SECURITY         M7571Y105         MEETING TYPE    Annual General Meeting
TICKER SYMBOL                      MEETING DATE    31-Aug-2010
ISIN             IL0002600182      AGENDA          702562934 - Management


                                                                                                          FOR/AGAINST
ITEM  PROPOSAL                                                                    TYPE         VOTE       MANAGEMENT
----   -------------------------------------------------------------------------  ----------   ---------  -----------
CMMT   AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS REQUIRE THAT          Non-Voting
       YOU-DISCLOSE WHETHER YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY.-SHOULD EITHER BE THE CASE, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE-SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY. IF
       YOU DO NOT HAVE A-CONTROLLING OR PERSONAL INTEREST, SUBMIT YOUR VOTE AS
       NORMAL
1      Approve to discuss the financial statements and Directors' report for      Management   For        For
       the year 2009
2      Re-appoint Accountant-Auditors                                             Management   For        For

ProxyEdge                                               Report Date: 07/08/2011
Meeting Date Range: 07/01/2010 to 06/30/2011                                  2
The Gabelli Utility Trust

COMSTAR-UNITED TELESYSTEMS OJSC, MOSCOW

SECURITY         47972P208         MEETING TYPE    ExtraOrdinary General Meeting
TICKER SYMBOL                      MEETING DATE    22-Sep-2010
ISIN             US47972P2083      AGENDA          702582140 - Management

                                                                                                          FOR/AGAINST
ITEM  PROPOSAL                                                                    TYPE         VOTE       MANAGEMENT
----   -------------------------------------------------------------------------  ----------   ---------  -----------
1.1    Approve the transaction connected with the possibility of acquisition      Management   For        For
       or alienation by OJSC COMSTAR-UTS, directly or indirectly, of property whose value is 10 and more per cent of the book-value of OJSC
       COMSTAR-UTS's assets determined on the basis of its bookkeeping accounts as at the last reporting date 30 JUN 2010, and namely conclusion with
       Open Joint Stock Company long-distance and international
       telecommunications "Rostelecom" of Supplementary Agreement to Agreement
       for sale & purchase of securities [ordinary registered non-documentary shares of SVYAZINVEST - Telecommunication Investment Joint-Stock
       Company [OJSC Svyazinvest] of 20 MAY 2010, 568-10- 04/11-10-02
       [hereinafter-Agreement] on the following substantial conditions: as specified
1.2    Approve the transaction connected with the possibility of acquisition      Management   For        For
       or alienation by OJSC COMSTAR-UTS, directly or indirectly, of property whose value is 10 and more per cent of the book-value of OJSC
       COMSTAR-UTS's assets determined on the basis of its bookkeeping accounts as at the last reporting date 30 JUN 2010, and namely conclusion with
       Open Joint Stock Company long-distance and international
       telecommunications "Rostelecom" of Supplementary Agreement to Agreement
       for sale and purchase of ordinary registered nondocumentary shares of
       SVYAZINVEST - Telecommunication Investment Joint-Stock Company [OJSC
       Svyazinvest] [hereinafter -Agreement], which may be concluded as the result of acceptance by OJSC Rostelecom of OJSC COMSTAR-UTS irrevocable offer on the following substantial conditions: as specified
1.3    Approve the transaction connected with the possibility of acquisition      Management   For        For
       or alienation by OJSC COMSTAR-UTS, directly or indirectly, of property whose value is 10 and more per cent of the book-value of OJSC
       COMSTAR-UTS's assets determined on the basis of its bookkeeping accounts as at the last reporting date 30 JUN 2010, and namely conclusion with
       Open Joint Stock Company long-distance and international
       telecommunications "Rostelecom" of Supplementary Agreement to Agreement
       for sale & purchase of ordinary registered nondocumentary shares of
       SVYAZINVEST - Telecommunication Investment Joint-Stock Company [OJSC
       Svyazinvest] [hereinafter-Agreement], which may be concluded as the result of acceptance by OJSC COMSTAR-UTS of OJSC Rostelecom irrevocable offer on the following substantial conditions: as specified
1.4    Approve the transaction, connected with the possibility of acquisition     Management   For        For
       or alienation by OJSC COMSTAR-UTS, directly or indirectly, of property whose value is 10 [ten] and more per cent of the book-value of OJSC
       COMSTAR-UTS's assets determined on the basis of its bookkeeping accounts as at the last reporting date 30 JUN 2010, namely conclusion with Open joint-stock Company long-distance and international telecommunications
       "Rostelecom" of Agreement for sale and purchase of ordinary registered non-documentary shares of the Open joint-stock Company SVYAZINVEST-
       Telecommunication Investment Joint-Stock Company [OJSC Svyazinvest],
       which may be concluded not later than 30 MAY 2012 as a result of acceptance by OJSC COMSTAR-UTS of OJSC Rostelecom irrevocable offer on the following substantial conditions: as specified
1.5    Approve the transaction, connected with the possibility of acquisition     Management   For        For
       or alienation by OJSC COMSTAR-UTS, directly or indirectly, of property whose value is 10 [ten] and more per cent of the book-value of OJSC
       COMSTAR-UTS's assets determined on the basis of its bookkeeping accounts as at the last reporting date 30 JUN 2010, namely conclusion with Open joint-stock Company long-distance and international telecommunications
       "Rostelecom" of Agreement for sale & purchase of ordinary registered non-documentary shares of the SVYAZINVEST-Telecommunication Investment
       Joint-Stock Company [OJSC Svyazinvest] which may be concluded not later than 30 MAY 2013 as a result of acceptance by OJSC COMSTAR-UTS of OJSC
       Rostelecom irrevocable offer on the following substantial conditions: as specified
1.6    Approve the transaction, connected with the possibility of acquisition     Management   For        For
       or alienation by OJSC COMSTAR-UTS, directly or indirectly, of property whose value is 10 [ten] and more per cent of the book-value of OJSC
       COMSTAR-UTS's assets determined on the basis of its bookkeeping accounts as at the last reporting date 30 JUN 2010, namely conclusion with Open joint-stock Company long-distance and international telecommunications
       "Rostelecom" of Agreement for sale & purchase of ordinary registered non-documentary shares of the SVYAZINVEST-Telecommunication Investment
       Joint-Stock Company [OJSC Svyazinvest], which may be concluded not later than 30 MAY 2014 as a result of acceptance by OJSC COMSTAR-UTS of OJSC
       Rostelecom irrevocable offer on the following substantial conditions: as specified
1.7    Approve the transaction, connected with the possibility of acquisition     Management   For        For
       or alienation by OJSC COMSTAR-UTS, directly or indirectly, of property whose value is 10 [ten] and more per cent of the book-value of OJSC
       COMSTAR-UTS's assets determined on the basis of its bookkeeping accounts as at the last reporting date 30 JUN 2010, namely conclusion with Open joint-stock Company long-distance and international telecommunications
       "Rostelecom" of Agreement for sale & purchase of ordinary registered non-documentary shares of the SVYAZINVEST - Telecommunication
       Investment Joint-Stock Company [OJSC Svyazinvest], which may be concluded not later than 30 MAY 2012 as a result of acceptance by OJSC
       Rostelecom of OJSC COMSTAR-UTS irrevocable offer on the following substantial conditions: as specified
1.8    Approve the transaction, connected with the possibility of acquisition     Management   For        For
       or alienation by OJSC COMSTAR-UTS, directly or indirectly, of property whose value is 10 [ten] and more per cent of the book-value of OJSC
       COMSTAR-UTS's assets determined on the basis of its bookkeeping accounts as at the last reporting date 30 JUN 2010, namely conclusion with Open joint-stock Company long-distance and international telecommunications
       "Rostelecom" of Agreement for sale & purchase of ordinary registered non-documentary shares of the SVYAZINVEST-Telecommunication Investment
       Joint-Stock Company [OJSC Svyazinvest], which may be concluded not later than 30 MAY 2013 as a result of acceptance by OJSC Rostelecom of OJSC
       COMSTAR-UTS irrevocable offer on the following substantial conditions:
       as specified

ProxyEdge                                               Report Date: 07/08/2011
Meeting Date Range: 07/01/2010 to 06/30/2011                                  3
The Gabelli Utility Trust

                                                                                                          FOR/AGAINST
ITEM  PROPOSAL                                                                    TYPE         VOTE       MANAGEMENT
----   -------------------------------------------------------------------------  ----------   ---------  -----------
1.9    Approve the transaction, connected with the possibility of acquisition     Management   For        For
       or alienation by OJSC COMSTAR-UTS, directly or indirectly, of property whose value is 10 [ten] and more per cent of the book-value of OJSC
       COMSTAR-UTS's assets determined on the basis of its bookkeeping accounts as at the last reporting date 30 JUN 2010, namely conclusion with Open joint-stock Company long-distance and international telecommunications
       "Rostelecom" of Agreement for sale & purchase of ordinary registered non-documentary shares of the SVYAZINVEST - Telecommunication
       Investment Joint-Stock Company [OJSC Svyazinvest], which may be concluded not later than 30 MAY 2014 as a result of acceptance by OJSC
       Rostelecom of OJSC COMSTAR-UTS irrevocable offer on the following substantial conditions: as specified
1.10   Approve the transaction, connected with the possibility of acquisition     Management   For        For
       or alienation by OJSC COMSTAR-UTS, directly or indirectly, of property whose value is 10 [ten] and more per cent of the book-value of OJSC
       COMSTAR-UTS's assets determined on the basis of its bookkeeping accounts as at the last reporting date 30 JUN 2010, namely conclusion with the
       Open joint-stock Company long-distance and international
       telecommunications "Rostelecom" of Agreement for sale & purchase of ordinary registered non-documentary shares of the SVYAZINVEST -
       Telecommunication Investment Joint-Stock Company [OJSC Svyazinvest],
       which may be concluded not later than 30 MAY 2012 as the result of acceptance by OJSC COMSTAR-UTS's of OJSC Rostelecom's irrevocable offer on the following substantial Conditions: as specified
1.11   Approve the transaction, connected with the possibility of acquisition     Management   For        For
       or alienation by OJSC COMSTAR-UTS, directly or indirectly, of property whose value is 10 [ten] and more per cent of the book-value of OJSC
       COMSTAR-UTS's assets determined on the basis of its book keeping accounts as at the last reporting date 30 JUN 2010, namely conclusion with the Open joint-stock Company long-distance and international telecommunications "Rostelecom" of Agreement for sale & purchase of ordinary registered non-documentary shares of the SVYAZINVEST -
       Telecommunication Investment Joint-Stock Company [OJSC Svyazinvest],
       which may be concluded not later than 30 MAY 2013 as the result of acceptance by OJSC COMSTAR-UTS s of OJSC Rostelecom's irrevocable offer on the following substantial conditions: as specified
1.12   Approve the transaction, connected with the possibility of acquisition     Management   For        For
       or alienation by OJSC COMSTAR-UTS, directly or indirectly, of property whose value is 10 [ten] and more per cent of the book-value of OJSC
       COMSTAR-UTS's assets determined on the basis of its bookkeeping accounts as at the last reporting date 30 MAY 2010, namely conclusion with the
       Open joint-stock Company long-distance and international
       telecommunications "Rostelecom" of Agreement for sale & purchase of ordinary registered non-documentary shares of the SVYAZINVEST -
       Telecommunication Investment Joint-Stock Company [OJSC Svyazinvest],
       which may be concluded not later than 30 MAY 2014 as the result of acceptance by OJSC COMSTAR-UTS's of OJSC Rostelecom's irrevocable offer on the following substantial conditions as specified
1.13   Approve the transaction conclusion of Supplementary agreement 6 to         Management   For        For
       Agreement on establishment of the non-revolving credit facility 9463 of
       08 JUN 2007, concluded between OJSC COMSTAR-UTS and Sberbank of Russia
       OJSC [hereinafter-Credit agreement], on the following substantial conditions: as specified

COMSTAR-UNITED TELESYSTEMS OJSC, MOSCOW

SECURITY         47972P208         MEETING TYPE    ExtraOrdinary General Meeting
TICKER SYMBOL                      MEETING DATE    02-Nov-2010
ISIN             US47972P2083      AGENDA          702629633 - Management

                                                                                                          FOR/AGAINST
ITEM   PROPOSAL                                                                   TYPE         VOTE       MANAGEMENT
----   -------------------------------------------------------------------------  ----------   ---------  -----------
1      Insert the following amendments into the Charter of OJSC Comstar-UTS:      Management   No Action
       to change Item 20.3 of the Charter to read as follows: "The redeemed shares shall come at Company's disposal and shall be realized at their market value within one year of their redemption. These shares shall not grant the voting rights, or be taken into consideration when counting votes or entitle one to dividends. They shall be realized at the price not lower than their market value within one year of their title transfer to the Company, or, otherwise, the General meeting of
       Shareholders shall adopt a resolution to decrease the Company's charter capital by retiring such shares"; CONTD
CONT   CONTD and to change Item 27.4 of the Charter to read as follows:           Non-Voting
       "The-resolutions of the General meeting of Shareholders, adopted on the issues not-included in the agenda of General meeting of Shareholders
       (except when the-meeting is attended by all the Company's shareholders), or in violation of-the competence of the General meeting of
       Shareholders, in the absence of-quorum needed for conducting the General meeting of Shareholders or without a-required majority vote, shall not be valid regardless of whether they shall-be appealed in court"; and the
       President of OJSC Comstar-UTS is to ensure the-registration by government authorities of amendments to the Charter of OJSC-Comstar-UTS in accordance with this resolution
2      Approve the restated By-Law on the Board of Directors of OJSC              Management   No Action
       Comstar-UTS

ProxyEdge                                               Report Date: 07/08/2011
Meeting Date Range: 07/01/2010 to 06/30/2011                                  4
The Gabelli Utility Trust

SMARTONE TELECOMMUNICATIONS  HLDGS LTD

SECURITY         G8219Z105         MEETING TYPE    Annual General Meeting
TICKER SYMBOL                      MEETING DATE    04-Nov-2010
ISIN             BMG8219Z1059      AGENDA          702628251 - Management

                                                                                                          FOR/AGAINST
ITEM   PROPOSAL                                                                   TYPE         VOTE       MANAGEMENT
----   -------------------------------------------------------------------------  ----------   ---------  -----------
CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR            Non-Voting
       'AGAINST' FOR-ALL RESOLUTIONS NUMBERS. THANK YOU.
CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL    Non-Voting
       LINK:-
       http://www.hkexnews.hk/listedco/listconews/sehk/20101004/LTN2
       01010041474.pdf
1      Adopt the audited financial statements and the reports of the Directors    Management   For        For
       and Auditors for the YE 30 JUN 2010
2      Approve the payment of final dividend                                      Management   For        For
3.i.a  Re-elect Mr. Raymond Ping-luen Kwok as a Director                          Management   For        For
3.i.b  Re-elect Mr. Wing-yui Cheung as a Director                                 Management   For        For
3.i.c  Re-elect Mr. David Norman Prince as a Director                             Management   For        For
3.i.d  Re-elect Mr. Thomas Hon-wah Siu as a Director                              Management   For        For
3.i.e  Re-elect Mr. Alfred Wing-kit Tsim as a Director                            Management   For        For
3.i.f  Re-elect Dr. Eric Ka-cheung Li as a Director                               Management   For        For
3.ii   Authorize the Board of Directors to fix the fees of Directors              Management   For        For
4      Re-appoint PricewaterhouseCoopers as the Auditors of the Company and       Management   For        For
       authorize the Board of Directors to fix their remuneration
5      Authorize the Board of Directors to issue and dispose of additional        Management   For        For
       shares in the Company not exceeding 10% of the nominal amount of the issued share capital
6      Authorize the Board of Directors to repurchase shares of the Company       Management   For        For
       not exceeding 10% of the nominal amount of the issued share capital
7      Approve to extend the general mandate granted to the Board of Directors    Management   For        For
       to issue shares in the capital of the Company by the number of shares repurchased
       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF CONSERVATIVE         Non-Voting
       RECORD DATE-. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT
       RETURN THIS PROXY FORM-UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.

JSFC SISTEMA

SECURITY         48122U204         MEETING TYPE    ExtraOrdinary General Meeting
TICKER SYMBOL                      MEETING DATE    21-Dec-2010
ISIN             US48122U2042      AGENDA          702724293 - Management

                                                                                                          FOR/AGAINST
ITEM   PROPOSAL                                                                   TYPE         VOTE       MANAGEMENT
----   -------------------------------------------------------------------------  ----------   ---------  -----------
1      Approve the transaction for the divestment of 99.998% in the charter       Management   No Action
       capital of the limited liability company Sistema Telecommunications,
       Informatics and Communication to be executed under a stake purchase agreement (hereinafter the Stake Purchase Agreement), which is a related party transaction with the related party being a shareholder of the company that, together with its affiliates, holds more than 20% of shares of Sistema JSFC

COMSTAR-UNITED TELESYSTEMS OJSC, MOSCOW

SECURITY         47972P208         MEETING TYPE    ExtraOrdinary General Meeting
TICKER SYMBOL                      MEETING DATE    23-Dec-2010
ISIN             US47972P2083      AGENDA          702704570 - Management


                                                                                                          FOR/AGAINST
ITEM   PROPOSAL                                                                   TYPE         VOTE       MANAGEMENT
----   -------------------------------------------------------------------------  ----------   ---------  -----------
1      Approval of the reorganization of Comstar through the statutory merger     Management   No Action
       ("prisoedinenie" under Russian law) of Comstar - United TeleSystems JSC with Mobile TeleSystems OJSC ("MTS" - NYSE: MBT); approval of the agreement for the statutory merger of COMSTAR - United TeleSystems JSC,
       CJSC Operator Svyazi, CJSC Kapital, CJSC United TeleSystems, CJSC Mobile
       TeleSystems and CJSC Comstar - Direct with MTS; approval of the agreement for the statutory merger and the transfer act; approval of the procedure to inform the registering authority regarding the initiation of the statutory merger process and approval of the procedure for the publication of information regarding the statutory merger in mass media that publish information on the national registration of legal entities
       PLEASE NOTE THAT IN THE EVENT THAT THE RESOLUTION SET FORTH IN SCHEDULE    Non-Voting
       A BELO-W IS APPROVED, ANY GDR HOLDER WHO: (A) WAS A GDR HOLDER ON THE
       GDR RECORD DATE-AND (B) EITHER (I) INSTRUCTED THE DEPOSITARY TO VOTE ALL
       OR PART OF ITS GDR R-ECORD DATE POSITION AGAINST THE MERGER OR (II) DID
       NOT INSTRUCT THE DEPOSITARY-TO VOTE ALL OR PART OF ITS GDR RECORD DATE
       POSITION IN RELATION TO THE MERGER-, WILL BE ELIGIBLE TO PUT ALL OR PART
       OF THE QUALIFYING SHARES IN THE FORM OF-GDRS IT HELD ON THE RECORD DATE
       TO THE COMPANY FOR THE US DOLLAR EQUIVALENT OF-RUR 212.85 PER GDR, NET
       OF APPLICABLE FEES, EXPENSES, AND WITHHOLDING TAX, IF- ANY (THE 'PUT
       OPTION'). THANK YOU.
       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF ADDITIONAL           Non-Voting
       COMMENT. IF Y-OU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
       THIS PROXY FORM UNLES-S YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.

ProxyEdge                                               Report Date: 07/08/2011
Meeting Date Range: 07/01/2010 to 06/30/2011                                  5
The Gabelli Utility Trust

HERA SPA, BOLOGNA

SECURITY         T5250M106         MEETING TYPE    MIX
TICKER SYMBOL                      MEETING DATE    26-Jan-2011
ISIN             IT0001250932      AGENDA          702739561 - Management

                                                                                                          FOR/AGAINST
ITEM   PROPOSAL                                                                   TYPE         VOTE       MANAGEMENT
----   -------------------------------------------------------------------------  ----------   ---------  -----------
CMMT   PLEASE NOTE IN THE EVENT THE MEETING DOES NOT REACH QUORUM, THERE WILL     Non-Voting
       BE A-SECOND CALL ON 27 JANUARY 2011. CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL-REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA IS
       AMENDED. THANK YOU.

E.1    Corporate capital increase in split up form, at exclusive service of       Management   For        For
       the bond conversion for a total maximum amount of EUR 140,000,000, named
       EUR 130 million senior equity linked bonds due 2013, reserved to qualified investors, deliberated by the board of directors on 10
       November 2010, for a total maximum amount of EUR 80,000,000, through the issuance of max 80,000,000 ord shares, with the exclusion of the option right as per art 2441, item 5 of the Italian Civil Code. Amendment to art 5 of the corporate bylaws. Related and consequential resolutions

E.2    Amendment to art 8, 14 and 17 of the corporate bylaws                      Management   For        For
E.3    Amendment to art 10, 11, 12, 26 and 27 of the corporate bylaws             Management   For        For
O.1    Amendment of art 2, 3, 4 and 6 of company                                  Management   For        For
O.2    Emoluments of the auditors. Any adjournment thereof                        Management   For        For

PT INDOSAT TBK

SECURITY         Y7130D110         MEETING TYPE    ExtraOrdinary General Meeting
TICKER SYMBOL                      MEETING DATE    08-Feb-2011
ISIN             ID1000097405      AGENDA          702771468 - Management

                                                                                                          FOR/AGAINST
ITEM   PROPOSAL                                                                   TYPE         VOTE       MANAGEMENT
----   -------------------------------------------------------------------------  ----------   ---------  -----------
1      To approve changes to the composition of the Board of Commissioners        Management   For        For
       and/or Board of Directors of the Company

JSFC SISTEMA

SECURITY         48122U204         MEETING TYPE    ExtraOrdinary General Meeting
TICKER SYMBOL                      MEETING DATE    18-Mar-2011
ISIN             US48122U2042      AGENDA          702799947 - Management

                                                                                                          FOR/AGAINST
ITEM   PROPOSAL                                                                   TYPE         VOTE       MANAGEMENT
----   -------------------------------------------------------------------------  ----------   ---------  -----------
1      Approve the related party transaction with interest of a shareholder       Management   No Action
       entity of Sistema JSFC who, jointly with its affiliated persons, holds more than 20% of Sistema JSFC shares, and of the member of the
       Management Board of Sistema JSFC Mr.S. Boyev, by which Sistema JSFC brings a contribution to the authorized capital of the Open Joint-Stock
       Company RTI (located at the address: Russia, 127083, 10-1 Vosmogo Marta
       St.) (hereinafter - OJSC RTI) on the following terms: (1) Parties of the
       Transaction: Sistema OJSC (hereinafter the "Founder") and OJSC RTI
       (hereinafter - the "Company") (2) Subject of the Transaction: The
       Established Company undertakes to transfer to the Founder 16,480,000,000 ordinary registered shares of the Company with the nominal value 1.00 rubles each, CONTD
CONT   CONTD that constitute not less than 84% of the Companys charter            Non-Voting
       capital, and-the Founder undertakes to transfer to the Established
       Company as contribution-to its charter capital 16,480,000,000 rubles, including: - cash funds in the-amount of 2,880,000,000 rubles; - 258,700 ordinary registered shares of the-OJSC RTI-Systems Concern (PSRN
       1027739299060, located at the address: Russia,-127083, Moscow, 10-1
       Vosmogo Marta St.), which constitute 97% of the-authorized capital of
       OJSC RTI- Systems Concern. (3) Payment procedure: within-2 (two) months since the date of the state registration of OJSC RTI, given-the positive opinion received from antimonopoly authorities of the
       Russian-Federation. (4) Other conditions: common for transactions of this type-conditions CONTD
CONT   CONTD regarding guarantees, rights, obligations and responsibilities       Non-Voting
       of-parties, as well as other provisions, required by the type and/or the legal-nature of the transactions, the specifics of the applicable law, the-specifics of the business of the parties to the transactions

SMARTONE TELECOMMUNICATIONS HLDGS LTD

SECURITY         G8219Z105         MEETING TYPE    Special General Meeting
TICKER SYMBOL                      MEETING DATE    29-Mar-2011
ISIN             BMG8219Z1059      AGENDA          702832090 - Management

                                                                                                          FOR/AGAINST
ITEM   PROPOSAL                                                                   TYPE         VOTE       MANAGEMENT
----   -------------------------------------------------------------------------  ----------   ---------  -----------
CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL    Non-Voting
       LINK:-
       http://www.hkexnews.hk/listedco/listconews/sehk/20110310/LTN2
       0110310317.pdf
CMMT   PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE       Non-Voting
       TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.
1      To approve the increase in the authorised share capital of the Company     Management   For        For
       from HKD 100,000,000 to HKD 200,000,000
2      To approve the bonus issue of shares in the Company on the basis of one    Management   For        For
       share for every existing share in issue
3      To grant a general mandate to the Board of Directors to allot and issue    Management   For        For
       additional shares in the Company, not exceeding 20 percent. Of the aggregate nominal share capital of the Company in issue at the date of passing this Resolution
4      To extend the general mandate granted to the Board of Directors to         Management   For        For
       allot and issue shares by the addition of an amount representing the aggregate nominal amount of the share capital of the Company repurchased by the Company
5      To re-elect John Anthony Miller as Director                                Management   For        For
CMMT   PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF ACTUAL RECORD        Non-Voting
       DATE. IF Y-OU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLES-S YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.

ProxyEdge                                               Report Date: 07/08/2011
Meeting Date Range: 07/01/2010 to 06/30/2011                                  6
The Gabelli Utility Trust

M1 LTD

SECURITY         Y6132C104         MEETING TYPE    Annual General Meeting
TICKER SYMBOL                      MEETING DATE    07-Apr-2011
ISIN             SG1U89935555      AGENDA          702859123 - Management

                                                                                                          FOR/AGAINST
ITEM   PROPOSAL                                                                   TYPE         VOTE       MANAGEMENT
----   -------------------------------------------------------------------------  ----------   ---------  -----------
1      To receive and adopt the Directors' Report and Audited Accounts for the    Management   For        For
       year ended 31 December 2010
2      To declare a final tax exempt (one-tier) dividend of 7.7 cents and a       Management   For        For
       special tax exempt (one-tier) dividend of 3.5 cents per share for the year ended 31 December 2010
3      To re-elect the following Director who retire in accordance with           Management   For        For
       Article 91 of the Company's Articles of Association and who, being eligible, offer himself for re-election pursuant to Article 92: Mr Roger
       Barlow
4      To re-elect the following Director who retire in accordance with           Management   For        For
       Article 91 of the Company's Articles of Association and who, being eligible, offer himself for re-election pursuant to Article 92: Mr Chow
       Kok Kee
5      To re-elect the following Director who retire in accordance with           Management   For        For
       Article 91 of the Company's Articles of Association and who, being eligible, offer himself for re-election pursuant to Article 92: Mr
       Jamaludin Ibrahim
6      To re-elect Mr Kannan Ramesh who, being appointed by the Board of          Management   For        For
       Directors after the last Annual General Meeting, retires in accordance with Article 97 of the Company's Articles of Association and who, being eligible, offers himself for re-election
7      To re-appoint Mr Reggie Thein to hold office until the next Annual         Management   For        For
       General Meeting pursuant to Section 153(6) of the Companies Act (Chapter
       50)
8      To approve Directors' fees of SGD449,904 for the year ended 31 December    Management   For        For
       2010 (FY 2009: SGD399,589)
9      To re-appoint Messrs Ernst & Young LLP as Auditors and authorise the       Management   For        For
       Directors to fix their remuneration
10     That approval be and is hereby given to the Directors to offer and         Management   For        For
       grant options in accordance with the provisions of the M1 Share Option
       Scheme ("the Scheme") and to allot and issue such shares as may be issued pursuant to the exercise of options under the Scheme, provided always that the aggregate number of shares to be issued pursuant to the
       Scheme shall not exceed 10 per cent of the total number of issued ordinary shares (excluding treasury shares) in the capital of the
       Company from time to time
11     That authority be and is hereby given to the Directors of the Company      Management   For        For
       to: (a) (i) issue shares in the capital of the Company ("shares")
       whether by way of rights, bonus or otherwise; and/or (ii) make or grant offers, agreements or options (collectively, "Instruments") that might or would require shares to be issued, including but not limited to the creation and issue of (as well as adjustments to) warrants, debentures or other instruments convertible into shares, at any time and upon such terms and conditions and for such purposes and to such persons as the
       Directors may in their absolute discretion deem fit; and (b)
       (notwithstanding the authority conferred by this Resolution may have ceased to be in force) issue shares in pursuance of any Instrument made or granted by the Directors while this Resolution was in force, provided that: (1) the aggregate number of shares to be issued pursuant to this
       Resolution (including shares to be issued in pursuance of Instruments made or granted pursuant to this Resolution) does not exceed 50 per cent of the total number of issued shares (excluding treasury shares) in the capital of the Company (as calculated in accordance with sub-paragraph
       (2) below), of which the aggregate number of shares to be issued other than on a pro rata basis to shareholders of the Company (including shares to be issued in pursuance of Instruments made or granted pursuant to this Resolution) does not exceed 20 per cent of the total number of issued shares (excluding treasury shares) in the capital of the Company
       (as calculated in accordance with sub-paragraph (2) below); (2) (subject to such manner of calculation as may be prescribed by the Singapore
       Exchange Securities Trading Limited ("SGX-ST")) for the purpose of determining the aggregate number of shares that may be issued under sub-paragraph (1) above, the percentage of issued shares shall be based on the total number of issued shares (excluding treasury shares) in the capital of the Company at the time this Resolution is passed, after adjusting for: (i) new shares arising from the conversion or exercise of any convertible securities or share options or vesting of share awards which are outstanding or subsisting at the time this Resolution is passed; (ii) and any subsequent consolidation or subdivision of shares;
       (3) in exercising the authority conferred by this Resolution, the
       Company shall comply with the provisions of the Listing Manual of the
       SGX-ST for the time being in force (unless such compliance has been waived by the SGX-ST) and the Articles of Association for the time being of the Company; and (4) unless revoked or varied by the Company in a general meeting, the authority conferred by this Resolution shall continue in force until the conclusion of the next Annual General
       Meeting of the Company or the date by which the next Annual General
       Meeting of the Company is required by law to be held, whichever is the earlier

ProxyEdge                                               Report Date: 07/08/2011
Meeting Date Range: 07/01/2010 to 06/30/2011                                  7
The Gabelli Utility Trust

                                                                                                          FOR/AGAINST
ITEM   PROPOSAL                                                                   TYPE         VOTE       MANAGEMENT
----   -------------------------------------------------------------------------  ----------   ---------  -----------
12     That: (a) for the purposes of Sections 76C and 76E of the Companies        Management   For        For
       Act, Chapter 50 of Singapore (the "Companies Act"), the exercise by the
       Directors of the Company of all the powers of the Company to purchase or otherwise acquire issued ordinary shares fully paid in the capital of the Company (the "Shares") not exceeding in aggregate the Maximum Limit
       (as hereafter defined), at such price or prices as may be determined by the Directors from time to time up to the Maximum Price (as hereafter defined), (i) whether by way of: market purchase(s) on the Singapore
       Exchange Securities Trading Limited (the "SGX-ST"); and/or (ii)
       off-market purchase(s) (if effected otherwise than on the SGX-ST) in accordance with any equal access scheme(s) as may be determined or formulated by the Directors as they consider fit, which scheme(s) shall satisfy all the conditions prescribed by the Companies Act, and otherwise in accordance with all other laws and regulations and rules of the SGX-ST as may for the time being be applicable, be and is hereby authorised and approved generally and unconditionally (the "Share
       Purchase Mandate"); (b) unless revoked or varied by the Company in a general meeting, the authority conferred on the Directors of the Company pursuant to the Share Purchase Mandate may be exercised by the Directors at any time and from time to time during the period commencing from the date of the passing of this Resolution and expiring on the earlier of:
       (i) the date on which the next Annual General Meeting of the Company is held; and (ii) the date by which the next Annual General Meeting of the
       Company is required by law to be held; (c) in this Resolution: "Average
       Closing Price" means the average of the closing market prices of a Share for the five consecutive market days on which the Shares are transacted on the SGX-ST immediately preceding the date of a market purchase by the
       Company or, as the case may be, the date of the making of the offer pursuant to the off-market purchase, and deemed to be adjusted in accordance with the listing rules of the SGX-ST for any corporate action which occurs after the relevant five market days; "date of the making of the offer" means the date on which the Company announces its intention to make an offer for the purchase or acquisition of Shares from holders of Shares, stating therein the purchase price (which shall not be more than the Maximum Price calculated on the basis set out below) for each
       Share and the relevant terms of the equal access scheme for effecting the off-market purchase; "Maximum Limit" means that number of issued
       Shares representing 10 per cent of the total number of issued Shares of the Company as at the date of the passing of this Resolution (excluding any Shares which are held as treasury shares as at that date); and
       "Maximum Price", in relation to a Share to be purchased or acquired, means the purchase price (excluding brokerage, stamp duties, commission, applicable goods and services tax and other related expenses) which shall not exceed: (i) in the case of a market purchase of a Share, 105 per cent of the Average Closing Price of the Shares; (ii) and in the
       case of an off-market purchase of a Share pursuant to an equal access scheme, 110 per cent of the Average Closing Price of the Shares; and (d)
       the Directors of the Company and/or any of them be and are hereby authorised to complete and do all such acts and things (including executing all such documents as may be required) as they and/or he may consider expedient or necessary or in the interests of the Company to give effect to this Resolution
13     That: (a) approval be and is hereby given, for the purposes of Chapter     Management   For        For
       9 of the listing manual of the Singapore Exchange Securities Trading
       Limited (the "Listing Manual"), for the Company, its subsidiaries and associated companies that are entities at risk (as that term is used in
       Chapter 9 of the Listing Manual), or any of them, to enter into any of the transactions falling within the types of interested person transactions described in the circular to shareholders dated 23 March
       2011 (the "Circular") with any party who is of the class of interested persons described in the Circular, provided that such transactions are made on normal commercial terms and in accordance with the review procedures for such interested person transactions; (b) the approval given in paragraph (a) above (the "Shareholders' Mandate") shall, unless revoked or varied by the Company in a general meeting, continue in force until the conclusion of the next Annual General Meeting of the Company;
       (c) and the Directors of the Company and/or any of them be and are hereby authorised to complete and do all such acts and things (including executing all such documents as may be required) as they and/or he may consider expedient or necessary or in the interests of the Company to give effect to the Shareholders' Mandate and/or this Resolution

ProxyEdge                                               Report Date: 07/08/2011
Meeting Date Range: 07/01/2010 to 06/30/2011                                  8
The Gabelli Utility Trust

BELGACOM SA DE DROIT PUBLIC, BRUXELLES

SECURITY         B10414116         MEETING TYPE    ExtraOrdinary General Meeting
TICKER SYMBOL                      MEETING DATE    13-Apr-2011
ISIN             BE0003810273      AGENDA          702858195 - Management

                                                                                                          FOR/AGAINST
ITEM   PROPOSAL                                                                   TYPE         VOTE       MANAGEMENT
----   -------------------------------------------------------------------------  ----------   ---------  -----------
CMMT   IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER SIGNED         Non-Voting
       POWER OF-ATTORNEY (POA) MAY BE REQUIRED IN ORDER TO LODGE AND EXECUTE
       YOUR VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO-BE REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE-REPRESENTATIVE
CMMT   MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL OWNER INFORMATION FOR ALL    Non-Voting
       VOTED-ACCOUNTS. IF AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
       NEED TO-PROVIDE THE BREAKDOWN OF EACH BENEFICIAL OWNER NAME, ADDRESS AND
       SHARE-POSITION TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION
       IS REQUIRED-IN ORDER FOR YOUR VOTE TO BE LODGED
1      Motion for a resolution: proposal to amend the articles of association,    Management   No Action
       pursuant to the introduction of article 526bis in the Belgian Code of
       Companies by the law of 17 December 2008 creating an audit committee in listed companies and financial institutions. Proposal to modify Article
       18, section 3, subsection 2 and 3, of the Articles of Association as follows: replace "524(4)" by "526ter". Proposal to modify Article 25, section 2, subsection 1, of the Articles of Association as follows:
       After the words "The role of this Committee is", insert the words "to perform the tasks laid down in Article 526bis of the Code of Companies and more specifically" CONTD
CONT   CONTD Proposal to modify Article 25, section 2, subsection 2, of the       Non-Voting
       Articles-of Association as follows: After the words "which must ensure that" insert-the words "(i) the Committee is composed of non-executive
       Board Members and-that (ii)"
2      Motion for a resolution: proposal to amend the articles of association,    Management   No Action
       pursuant to the introduction of article 526quater in the Belgian Code of
       Companies by the law of 23 April 2010 strengthening corporate governance for listed companies and state owned companies. Proposal to modify
       Article 25, Section 2, Sub-section 3, of the Articles of Association as follows: After the words "the Appointments and Remuneration Committee is composed of "replace ": (1) the Chairman of the Board of Directors; (2)
       two Independent Board members appointed in accordance with Article 18,
       Section 3 of these Articles of Association and chosen by the Board of
       Directors; and (3) a Board Member appointed in accordance with Article
       18, Section CONTD
CONT   CONTD 2, of these Articles of Association and chosen by the Board          Non-Voting
       of-Directors" by "minimum three and maximum five non-executive
       Directors,-provided that the majority of the members of the Committee need to be-independent Directors, appointed in accordance with Article
       18, Section 3, of-these Articles of Association. The Chairman of the
       Board of Directors is-Chairman of the Committee." After the words "the
       Law of 21 March 1991" add-the words "and in article 526quater of the
       Code of Companies"
3      Motion for a resolution: proposal to amend the articles of association     Management   No Action
       in order to change the date of the Annual General Meeting from the second Wednesday in April to the third Wednesday in April. Proposal to amend Article 32, Sub-section 1, of the Articles of Association as follows: Replace the word "second" by the word "third"
4      Motion for a resolution: proposal to amend the articles of association,    Management   No Action
       pursuant to the possible adoption of a Belgian Law implementing the EU
       Directive 2007/36 of 11 July 2007 on the exercise of certain rights of shareholders in listed companies, under the condition precedent of the adoption, the publication and the entering into force of such law.
       Proposal to amend Article 33 of the Articles of Association as follows:
       Replace the existing text of the first sub-section by: "Notices convening the general meetings include the legal mentions of article
       533bis of the Code of Companies and must be published at least 30 days before the meeting in the Belgian Official Gazette, in at least one
       CONTD
CONT   CONTD French-language and one Dutch-language national newspaper and via    Non-Voting
       media-of which it can be reasonably assumed that they can provide an effective-distribution of the information within the European economic area and which-are accessible in a fast and non-discriminatory way." In the second-sub-section replace the word "fifteen" by "thirty". After the fourth-sub-section insert a new sub-section with the following text:
       "One or more-shareholders, who hold together, at least 3 % of the
       Company's share capital,-can request to add items to be dealt with on the agenda of the general-meeting and propose motions for resolutions related to items included or to-be included on the agenda. Such requests
       CONTD
CONT   CONTD must comply with the requirements of article 533ter of the Code      Non-Voting
       of-Companies. The items and motions for resolution that are included in the-agenda pursuant to this clause, are only discussed if the concerned share of-the Company's share capital is registered according to Article
       34 of these-Articles of Association"
5      Motion for a resolution: proposal to amend the articles of association,    Management   No Action
       pursuant to the possible adoption of a Belgian Law implementing the EU
       Directive 2007/36 of 11 July 2007 on to the exercise of certain rights of shareholders in listed companies, under the condition precedent of the adoption, the publication and the entering into force of such law.
       Proposal to amend Article 34 of the Articles of Association as follows:
       Replace the existing text of the Article by: "Registration of shares and notification of participation to the general meeting "Section 1 The right to participate to a general meeting of the Company and to exercise the right to vote is only granted based on an accounting CONTD
CONT   CONTD registration of the shares in the name of the shareholder, on        Non-Voting
       the-fourteenth day before the general meeting at 12 PM Belgian time, either by a-recording of these shares in the register of shareholders of the Company,-either by recording them on the accounts of a recognized account holder or-settlement institution, either by presenting the bearer shares to a financial-institution, irrespective of the number of shares the shareholder possesses-on the day of the general meeting. The day and hour mentioned in this section-constitute the record date.
       Section 2 The shareholder notifies the Company of-his intention to participate to the general meeting, at the latest on the-sixth day before the date of the CONTD
CONT   CONTD meeting, in compliance with the formalities mentioned in the         Non-Voting
       convening-notice, and upon submission of the proof of registration delivered to him by-the financial intermediary, the recognized account holder or the settlement-institution. Section 3 In a register, established by the Board of Directors,-for every shareholder who has indicated that he intends to participate to the-general meeting, his name, address or registered office, the number of shares-that he possessed on the record date and for which he intends to participate-to the general meeting, as well as a description of the
       documents-establishing that he owned the shares on the record date"

ProxyEdge                                               Report Date: 07/08/2011
Meeting Date Range: 07/01/2010 to 06/30/2011                                  9
The Gabelli Utility Trust


                                                                                                          FOR/AGAINST
ITEM   PROPOSAL                                                                   TYPE         VOTE       MANAGEMENT
----   -------------------------------------------------------------------------  ----------   ---------  -----------
6      Motion for a resolution: proposal to amend the articles of association,    Management   No Action
       pursuant to the possible adoption of a Belgian Law implementing the EU
       Directive 2007/36 of 11 July 2007 on the exercise of certain rights of shareholders in listed companies, under the condition precedent of the adoption, the publication and the entering into force of such law.
       Proposal to amend Article 35, sub-section 2, of the Articles of
       Association as follows: Replace the existing text of sub-section 2 by:
       "Any shareholder may issue a proxy - in writing or in electronic form -
       to another person, be it a shareholder or not, to represent him at the general meeting. The proxy must be signed by the shareholder. Such proxies must be filed at least six days before the meeting concerned"
7      Motion for a resolution: proposal to amend the articles of association,    Management   No Action
       pursuant to the possible adoption of a Belgian Law implementing the EU
       Directive 2007/36 of 11 July 2007 on the exercise of certain rights of shareholders in listed companies, under the condition precedent of the adoption, the publication and the entering into force of such law.
       Proposal to modify Article 37 of the Articles of Association as follows:
       Sub-section 1 becomes Section 1. Sub-section 2 becomes Section 2. In
       Section 2, before the current text, add the CONTD
CONT   CONTD following text: "For every decision the minutes record the number    Non-Voting
       of-shares for which valid votes are expressed, the percentage that these shares-represent in the total share of capital, the total number of valid votes, and-the number of votes in favor or against every decision, as well as the number-of abstentions, if any"
8      Motion for a resolution: proposal to amend the articles of association,    Management   No Action
       pursuant to the possible adoption of a Belgian Law implementing the EU
       Directive 2007/36 of 11 July 2007 on the exercise of certain rights of shareholders in listed companies, under the condition precedent of the adoption, the publication and the entering into force of such law.
       Proposal to include an Article 38 bis in the Articles of Association with the following text: "Article 38bis - Right to ask questions - As soon as the notice convening the general meeting is published, the shareholders, who comply with the formalities of Article 34 of these
       Articles of Association, have the right to ask questions in writing to the CONTD
CONT   CONTD Directors, with respect to their report or to the items on the       Non-Voting
       agenda,-and to the auditors with respect to their report. Such questions must be-filed at least six days before the meeting concerned. The shareholders can-also ask oral questions during the meeting on the same subjects
9      Motion for a resolution: proposal to amend the articles of association     Management   No Action
       pursuant to the possible adoption of a Belgian Law implementing the EU
       Directive 2007/36 of 11 July 2007 related to the exercise of certain rights of shareholders in listed companies, under the condition precedent of the adoption, the publication and the entering into force of that law. Proposal to modify Article 39bis, of the Articles of
       Association as follows: Replace the existing text of sub-section 1 by:
       "All shareholders may vote by letter at any general meeting, using a form of which the model is determined by the Company and that contains the following information: (i) the name and address or registered office of the CONTD
CONT   CONTD shareholder; (ii) the number of shares the shareholder will          Non-Voting
       represent-when voting; (iii) the form of the shares; (iv) the agenda of the meeting,-including the motions for a resolution; (v) the deadline for the Company to-receive the form for voting by correspondence; (vi)
       the signature of the-shareholder; (vii) a clear indication, for each item on the agenda, of the-way he exercises his right of vote or abstains. For the calculation of the-quorum, only the forms that are received by the Company on the address-mentioned in the invitation, at the latest the sixth day before the meeting,-are taken into account. In sub-section 3, after the words "organizers can-control", add the words
       "the capacity and the identity of the shareholder-and"
10     Motion for a resolution: proposal to grant all powers to the Secretary     Management   No Action
       General, with the power of substitution, to ensure the coordination of the Articles of Association to reflect the resolutions above. Proposal for a resolution: grant all powers to the Secretary General, with the power of substitution, to make available to the shareholders an unofficial coordinated version of the Articles of Association -
       including the amendments to the Articles of Association under condition precedent - on the website www.belgacom.com

BELGACOM SA DE DROIT PUBLIC, BRUXELLES

SECURITY         B10414116         MEETING TYPE    Annual General Meeting
TICKER SYMBOL                      MEETING DATE    13-Apr-2011
ISIN             BE0003810273      AGENDA          702859957 - Management

                                                                                                          FOR/AGAINST
ITEM   PROPOSAL                                                                   TYPE         VOTE       MANAGEMENT
----   -------------------------------------------------------------------------  ----------   ---------  -----------
CMMT   IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER SIGNED         Non-Voting
       POWER OF-ATTORNEY (POA) MAY BE REQUIRED IN ORDER TO LODGE AND EXECUTE
       YOUR VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO-BE REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE-REPRESENTATIVE
CMMT   MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL OWNER INFORMATION FOR ALL    Non-Voting
       VOTED-ACCOUNTS. IF AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
       NEED TO-PROVIDE THE BREAKDOWN OF EACH BENEFICIAL OWNER NAME, ADDRESS AND
       SHARE-POSITION TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION
       IS REQUIRED-IN ORDER FOR YOUR VOTE TO BE LODGED
1      Examination of the annual reports of the Board of Directors of Belgacom    Non-Voting
       SA-under public law with regard to the annual accounts and consolidated annual-accounts at 31 December 2010
2      Examination of the reports of the Board of Auditors of Belgacom SA         Non-Voting
       under-public law with regard to the annual accounts and of the Auditor with regard-to the consolidated annual accounts at 31 December 2010

ProxyEdge                                               Report Date: 07/08/2011
Meeting Date Range: 07/01/2010 to 06/30/2011                                 10
The Gabelli Utility Trust

                                                                                                          FOR/AGAINST
ITEM   PROPOSAL                                                                   TYPE         VOTE       MANAGEMENT
----   -------------------------------------------------------------------------  ----------   ---------  -----------
3      Examination of the information provided by the Joint Committee             Non-Voting
4      Examination of the consolidated annual accounts at 31 December 2010        Non-Voting
5      Approval of the annual accounts with regard to the financial year          Management   No Action
       closed on 31 December 2010, including the following allocation of the results: Profit of the period available for appropriation EUR
       324,369,280.43; Net transfers from the reserves available EUR
       401,793,828.41; Profit to be distributed EUR 726,163,108.84;
       Remuneration of capital (gross dividends) EUR 703,485,909.05; and Other beneficiaries (Personnel) EUR 22,677,199.79. For 2010, the gross dividend amounts to EUR 2.18 per share, entitling shareholders to a dividend net of withholding tax of EUR 1.6350 per share, from which, on
       10 December 2010, an interim CONTD
CONT   CONTD dividend of EUR 0.50 (EUR 0.375 per share net of withholding tax)    Non-Voting
       was-paid; so that a gross dividend of EUR 1.68 per share (EUR 1.26 per share net-of withholding tax) will be paid on 29 April 2011. The ex-dividend date is-fixed on 26 April 2011, the record date on 28 April
       2011 and the payment date-on 29 April 2011
6      To approve the Remuneration Report Management No Action                    Management   No Action
7      Granting of a discharge to the members of the Board of Directors for       Management   No Action
       the exercise of their mandate during the financial year closed on 31
       December 2010
8      Granting of a special discharge to Mr. Philip Hampton for the exercise     Management   No Action
       of his mandate until 14 April 2010
9      Granting of a discharge to the members of the Board of Auditors for the    Management   No Action
       exercise of their mandate during the financial year closed on 31
       December 2010
10     Granting of a discharge to Deloitte Statutory Auditors SC sfd SCRL         Management   No Action
       represented by Mr. G. Verstraeten and Mr. L. Van Coppenolle for the
       exercise of their mandate during the financial year closed on 31
       December 2010
11     Acknowledgment of resignation of Mr. Georges Jacobs as member of the       Non-Voting
       Board.-Mr. Jacobs resigns for having reached the age limit of 70 years
12     To appoint, on proposal of the Board of Directors and in accordance        Management   No Action
       with the recommendation of the Nomination and Remuneration Committee,
       Mr. Pierre De Muelenaere as Board Member, for a period which will expire at the annual general meeting of 2017
13     To set the remuneration for the mandate of Mr. Pierre De Muelenaere as     Management   No Action
       follows: Fixed annual remuneration of EUR 25,000; Attendance fee of EUR
       5,000 per Board meeting attended; Attendance fee of EUR 2,500 per Board advisory committee meeting attended; EUR 2,000 per year to cover communications costs
14     Miscellaneous                                                              Non-Voting

ORASCOM TELECOM S A E

SECURITY         68554W205         MEETING TYPE    MIX
TICKER SYMBOL                      MEETING DATE    14-Apr-2011
ISIN             US68554W2052      AGENDA          702902316 - Management

                                                                                                          FOR/AGAINST
ITEM   PROPOSAL                                                                   TYPE         VOTE       MANAGEMENT
----   -------------------------------------------------------------------------  ----------   ---------  -----------
CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR            Non-Voting
       'AGAINST' ONLY-FOR ALL RESOLUTIONS. THANK YOU.

O.1    The pre-approval and authorization of the entrance by the Company into     Management   No Action
       financing arrangements funded by a member in the Company's majority shareholder's group to provide funds for the redemption/payment of the
       USD 750 million aggregate principal amount 7.875% senior notes due 2014 issued by Orascom Telecom Finance S.C.A. ("High Yield Notes") in
       accordance with the terms and conditions of the indenture governing such notes, for a price equal to the outstanding principal balance plus the applicable redemption premium plus accrued but unpaid interest and other costs owed at the time. Or, as an alternative to the actions described in this item, the pre-approval and authorization of a shareholder loan from a member in the Company's majority shareholder's group, to the
       Company to facilitate a flow of funds to redeem in full the High Yield
       Notes
O.2    The pre-approval and authorization of (i) the purchase by a member in      Management   No Action
       the Company's majority shareholder's group, of the USD 2.5 billion senior secured syndicated facility agreement dated 27 February 2006 (as amended and restated pursuant to a supplemental agreement dated 14 April
       2008 and as amended by an amendment letter dated 21 April 2008) (the
       "Senior Facility Agreement") and other agreements related to the Senior
       Facility Agreement, such purchase from the lenders to be made for a price equal to the principal balance outstanding together with accrued but unpaid interest and other costs owed at the time of the purchase;
       (ii) the entrance by the Company into certain amendments and waivers under the Senior Facility Agreement, and related agreements, to allow a member of the Company's majority shareholder's group, by virtue of a notice to the facility agent to make such purchase from the lenders; and
       (iii) the entrance by the Company into certain amendments and waivers under the Senior Facility Agreement, and related agreements, following the accession thereof by a member in the Company's majority shareholder's group, as the lender under the Senior Facility Agreement, the terms and conditions of such amendments and waivers as described in the refinancing plan set out in the notice to shareholders. Or, as an alternative to the actions described in this item, the pre-approval of a shareholder loan from a member in the Company's majority shareholder's group, to the Company for use by the Company to repay in full the Senior
       Facility Agreement (and to terminate and close-out the hedging transactions which comprise part of the Senior Facility Agreement)
O.3    The pre-approval and authorization of (i) the purchase by a member in      Management   No Action
       the Company's majority shareholder's group, of the USD 230,013,000 aggregate principal amount of secured equity linked notes due 2013 issued by Orascom Telecom Oscar S.A. ("Equity Linked Notes"), such purchase to be made from the holders of such notes for a price equal to the principal balance outstanding, together with the applicable premium for payment and accrued but unpaid interest and other costs owed at the time of the purchase; (ii) the entrance by the Company into certain amendments and waivers on the Secured Equity Linked Notes to allow for the purchase of each interest of the noteholders by a member in the
       Company's majority shareholder's group; and (iii) the entrance by the
       Company into certain amendments and waivers on the Secured Equity Linked
       Notes following the purchase thereof by a member in the Company's majority shareholder's group, the terms and conditions of each such amendment and waiver as described in the refinancing plan set out in the notice to shareholders. Or, as an alternative to the actions described in this item, the pre-approval and authorization of a shareholder loan from a member in the Company's majority shareholder's group, to the
       Company for use by the Company to repay in full the Secured Equity
       Linked Notes

ProxyEdge                                               Report Date: 07/08/2011
Meeting Date Range: 07/01/2010 to 06/30/2011                                 11
The Gabelli Utility Trust

                                                                                                          FOR/AGAINST
ITEM   PROPOSAL                                                                   TYPE         VOTE       MANAGEMENT
----   -------------------------------------------------------------------------  ----------   ---------  -----------
O.4    The delegation of one or more members of the Board of Directors to         Management   No Action
       undertake all actions and sign all agreements and documents that may be necessary or advisable in relation to the implementation of any of the resolutions taken by virtue of this ordinary general assembly
E.1    To approve the increase of the authorized capital of the Company to        Management   No Action
       become EGP fourteen billion provided that in relation to any issued capital increase within such authorized capital increase, the Board shall abide by the following conditions:Any such issuance will only be undertaken by the Company in order to repay debt; Such issuance shall be consummated with reference to the fair market value per share rather than the par value thereof. In accordance with EFSA regulations governing any increase in issued capital at any price other than par value per share, an Independent Financial Advisor registered with EFSA will be appointed to give a fairness opinion on the fair market value of the new shares to be issued, and the increase in issued capital will be subject to EFSA approval; and Any potential increase in issued share capital will take place in accordance with article 18 of the articles of association of the Company which gives all shareholders of the Company a pre-emption right to subscribe to any increase in issued share capital on a pro-rata basis, based on their respective shareholding interests in the Company; and the amendment of article (6) of the statutes of the company as follows: The authorized capital of the company is EGP fourteen billion EGP, the issued capital of the company is EGP
       5,245,690,620 distributed over 5,245,690,620 shares with the par value of each share being EGP 1 (all share are cash shares)
E.2    To approve the demerger of the Company whereby the Company will survive    Management   No Action
       as Orascom Telecom Holding S.A.E. (the "Original Demerged Company") and
       reduce its issued capital through the reduction of the nominal par value of its shares while as a result of the split, a new holding company named "Orascom Telecom Media and Technology Holding S.A.E." will be formed (the "New Demerged Company")
E.3    To approve the split of assets, liabilities, shareholders equity,          Management   No Action
       revenues and expenses between the Original Demerged Company and the New
       Demerged Company according to the terms and conditions of the Plan of the Detailed Split of Assets
E.4    To adopt of the following rationale for the demerger: To enable each       Management   No Action
       shareholder to dispose separately of the investment of either the
       Original Demerged Company or the New Demerged Company while retaining the investments of the other company, in addition to increasing the liquidity of the shares of both companies (subject any restrictions applicable to certain shareholders under the applicable laws of foreign jurisdictions)
E.5    To approve and ratify the draft Demerger Agreement including the           Management   No Action
       following: (i) To conduct the demerger based on the book value of the
       Company as per the financial statements dated 30/09/2010 taking into consideration major transactions that took place since then; (ii) To adopt 30/09/2010 as the reference date for the demerger and 25/05/2011 as the suggested execution date of the demerger; (iii) To amend articles
       6 and 7 of the articles of incorporation of the Company to reflect the amendment of the authorized capital of the Company to be EGP fourteen billion and its issued capital to be EGP 3,147,414,372 distributed over
       5,245,690,620 shares of a nominal value of EGP 0.60 each. The reduction of the issued capital shall take place through the reduction of the par value of the shares of the Company against the issuance of shares in the
       New Demerged Company free from any payment, representing the reduction in the issued capital of the Company, as mentioned below; (iv) To approve the establishment contract and the articles of incorporation of the New Demerged Company to be named Orascom Telecom Media and
       Technology Holding S.A.E., its head quarters to be located on the 26th floor, 2005a, Nile City Tower, South Tower, Corniche El Nil, Ramleat
       Beaulac, Cairo, with an authorized capital amounting to EGP
       2,098,276,248 and its issued capital amounting to EGP 2,098,276,248 distributed over 5,245,690,620 shares of a nominal value of EGP 0.40 each. Upon completion of the demerger, each shareholder of the Company will receive, free from any payment and subject to applicable legal restrictions, one share in the New Demerged Company held as of the last trading date prior to the execution of the demerger as per the shareholders list issued by Misr for Central Clearing, Depository and
       Registry on the same date. The first board shall consist of five members and its auditors shall be Mr. Kamel Magdy Saleh and Mr. Ehab Abu El Magd
E.6    To approve the continuation of the listing of the shares of the Orascom    Management   No Action
       Telecom Holding S.A.E. following the demerger and amend its listing accordingly. To also approve the listing of the shares of Orascom
       Telecom Media and Technology Holding S.A.E. upon completion of the demerger. Since all conditions required for such listing and continuation of listing of the shares of the two entities will be satisfied, accordingly to resolve that there is no need to set a mechanism for compensation of shareholders for absence of listing through share buy-back
E.7    To approve undertaking any required amendment to the existing GDR          Management   No Action
       programs of the Company and the creation of a new GDR program in relation to the New Demerged Company following its incorporation
E.8    Based on the refinancing plan that has been approved by the Ordinary       Management   No Action
       General Assembly, the Company shall take all necessary actions to obtain creditors approval and/or prepay any non consenting creditor
E.9    The approval and ratification of the separation agreement relating to      Management   No Action
       the spin-off assets
E.10   The approval and ratification of the interim control agreement relating    Management   No Action
       to the spin-off assets
E.11   The delegation of one or more members of the Board of Directors to         Management   No Action
       undertake all actions and sign all agreements and documents that may be necessary or advisable in relation to the implementation of any of the resolutions taken by virtue of this extraordinary general assembly

ProxyEdge                                               Report Date: 07/08/2011
Meeting Date Range: 07/01/2010 to 06/30/2011                                 12
The Gabelli Utility Trust

BOUYGUES SA

SECURITY         F11487125         MEETING TYPE    MIX
TICKER SYMBOL                      MEETING DATE    21-Apr-2011
ISIN             FR0000120503      AGENDA          702819547 - Management


                                                                                                          FOR/AGAINST
ITEM   PROPOSAL                                                                   TYPE         VOTE       MANAGEMENT
----   -------------------------------------------------------------------------  ----------   ---------  -----------
CMMT   PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE      Non-Voting
       "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.
CMMT   French Resident Shareowners must complete, sign and forward the Proxy      Non-Voting
       Card-directly to the sub custodian. Please contact your Client
       Service-Representative to obtain the necessary card, account details and directions.-The following applies to Non-Resident Shareowners: Proxy
       Cards: Voting-instructions will be forwarded to the Global Custodians that have become-Registered Intermediaries, on the Vote Deadline Date.
       In capacity as-Registered Intermediary, the Global Custodian will sign the Proxy Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representative
CMMT   PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE     Non-Voting
       BY-CLICKING ON THE MATERIAL URL LINK:-https://balo.journal-
       officiel.gouv.fr/pdf/2011/0304/201103041100547.pdf AND ht-
       tps://balo.journal-officiel.gouv.fr/pdf/2011/0401/201104011100932.pdf
O.1    Approval of the annual corporate financial statements and operations       Management   For        For
       for the financial year 2010
O.2    Approval of the consolidated financial statements and operations for       Management   For        For
       the financial year 2010
O.3    Allocation of income and setting the dividend                              Management   For        For
O.4    Approval of the regulated Agreements and Undertakings                      Management   For        For
O.5    Renewal of Mrs. Patricia Barbizet's term as Board member                   Management   For        For
O.6    Renewal of Mr. Herve Le Bouc's term as Board member                        Management   For        For
O.7    Renewal of Mr. Helman le Pas de Secheval's term as Board member            Management   For        For
O.8    Renewal of Mr. Nonce Paolini's term as Board member                        Management   For        For
O.9    Authorization granted to the Board of Directors to allow the Company to    Management   For        For
       trade its own shares
E.10   Authorization granted to the Board of Directors to reduce the share        Management   For        For
       capital by cancellation of treasury shares held by the Company
E.11   Delegation of authority granted to the Board of Directors to increase      Management   For        For
       the share capital with preferential subscription rights, by issuing shares or securities giving access to shares of the Company or a subsidiary's
E.12   Delegation of authority granted to the Board of Directors to increase      Management   For        For
       the share capital by incorporation of premiums, reserves or profits
E.13   Delegation of authority granted to the Board of Directors to increase      Management   For        For
       the share capital by way of a public offer with cancellation of preferential subscription rights, by issuing shares or securities giving access to shares of the Company or a subsidiary's
E.14   Delegation of authority granted to the Board of Directors to issue, by     Management   For        For
       way of an offer pursuant to Article L.411-2, II of the Monetary and
       Financial Code, shares and securities giving access to the capital of the Company with cancellation of preferential subscription rights of shareholders
E.15   Authorization granted to the Board of Directors to set the issue price     Management   For        For
       of equity securities to be issued immediately or in the future without preferential subscription rights, according to the terms decided by the
       General Meeting, by way of a public offer or an offer pursuant to
       Article L.411-2, II of the Monetary and Financial Code
E.16   Authorization granted to the Board of Directors to increase the number     Management   For        For
       of securities to be issued in the event of capital increase with or without preferential subscription rights
E.17   Delegation of powers granted to the Board of Directors to increase the     Management   For        For
       share capital, in consideration for in-kind contributions granted to the
       Company and composed of equity securities or securities giving access to the capital of another company, outside of public exchange offer
E.18   Delegation of authority granted to the Board of Directors to increase      Management   For        For
       the share capital, without preferential subscription rights, in consideration for contributions of securities in case or public exchange offer initiated by the Company
E.19   Delegation of authority granted to the Board of Directors to issue         Management   For        For
       shares as a result of the issuance of securities by a subsidiary, giving access to shares of the Company
E.20   Delegation of authority granted to the Board of Directors to issue any     Management   For        For
       securities entitling to the allotment of debts securities
E.21   Delegation of authority granted to the Board of Directors to increase      Management   For        For
       the share capital in favor of employees or corporate officers of the
       Company or related companies participating in a company savings plan
E.22   Authorization granted to the Board of Directors to grant options to        Management   For        For
       subscribe for or purchase shares
E.23   Delegation of authority granted to the Board of Directors to issue         Management   For        For
       equity warrants during a public offer involving stocks of the Company
E.24   Authorization granted to the Board of Directors to increase the share      Management   For        For
       capital during a public offer involving stocks of the Company
E.25   Powers for the formalities                                                 Management   For        For
CMMT   PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF ADDITIONAL URL       Non-Voting
       LINK. IF-YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLE-SS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.

ProxyEdge                                               Report Date: 07/08/2011
Meeting Date Range: 07/01/2010 to 06/30/2011                                 13
The Gabelli Utility Trust

VIVENDI SA

SECURITY         F97982106         MEETING TYPE    MIX
TICKER SYMBOL                      MEETING DATE    21-Apr-2011
ISIN             FR0000127771      AGENDA          702819573 - Management

                                                                                                          FOR/AGAINST
ITEM   PROPOSAL                                                                   TYPE         VOTE       MANAGEMENT
----   -------------------------------------------------------------------------  ----------   ---------  -----------
CMMT   PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE      Non-Voting
       "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.
CMMT   French Resident Shareowners must complete, sign and forward the Proxy      Non-Voting
       Card-directly to the sub custodian. Please contact your Client
       Service-Representative to obtain the necessary card, account details and directions.-The following applies to Non-Resident Shareowners: Proxy
       Cards: Voting-instructions will be forwarded to the Global Custodians that have become-Registered Intermediaries, on the Vote Deadline Date.
       In capacity as-Registered Intermediary, the Global Custodian will sign the Proxy Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representative
CMMT   PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE     Non-Voting
       BY CLIC-KING ON THE MATERIAL URL LINK: https://balo.journal-
       officiel.gouv.fr/pdf/2011/-0304/201103041100553.pdf AND
       https://balo.journal-officiel.gouv.fr/pdf/2011/03-
       30/201103301100972.pdf
O.1    Approval of the reports and annual financial statements for the            Management   For        For
       financial year 2010
O.2    Approval of the reports and consolidated financial statements for the      Management   For        For
       financial year 2010
O.3    Approval of the Statutory Auditors' special report on new regulated        Management   For        For
       Agreements and Undertakings concluded during the financial year 2010
O.4    Allocation of income for the financial year 2010, setting the dividend     Management   For        For
       and the date of payment
O.5    Renewal of Mr. Jean-Yves Charlier's term as Supervisory Board member       Management   For        For
O.6    Renewal of Mr. Henri Lachmann's term as Supervisory Board member           Management   For        For
O.7    Renewal of Mr. Pierre Rodocanachi's term as Supervisory Board member       Management   For        For
O.8    Appointment of the company KPMG SA as principal statutory auditor          Management   For        For
O.9    Appointment of the company KPMG Audit Is SAS as deputy statutory           Management   For        For
       auditor
O.10   Authorization to be granted to the Executive Board to allow the Company    Management   For        For
       to purchase its own shares
E.11   Authorization to be granted to the Executive Board to reduce the share     Management   For        For
       capital by cancellation of shares
E.12   Authorization to be granted to the Executive Board to grant options to     Management   For        For
       subscribe for shares of the Company
E.13   Authorization to be granted to the Executive Board to carry out the        Management   For        For
       allocation of performance shares existing or to be issued
E.14   Delegation granted to the Executive Board to increase capital by           Management   For        For
       issuing ordinary shares or any securities giving access to the capital with preferential subscription rights of shareholders
E.15   Delegation granted to the Executive Board to increase capital by           Management   For        For
       issuing ordinary shares or any securities giving access to the capital without preferential subscription rights of shareholders
E.16   Authorization to be granted to the Executive Board to increase the         Management   For        For
       number of issuable securities in the event of surplus demand with a capital increase with or without preferential subscription rights, within the limit of 15% of the original issuance and within the limits set under the fourteenth and fifteenth resolutions
E.17   Delegation granted to the Executive Board to increase the share            Management   For        For
       capital, within the limit of 10% of the capital and within the limits set under the fourteenth and fifteenth resolutions, in consideration for in-kind contributions of equity securities or securities giving access to the capital of third party companies outside of a public exchange offer
E.18   Delegation granted to the Executive Board to increase the share capital    Management   For        For
       in favor of employees and retired employees participating in the Group
       Savings Plan
E.19   Delegation granted to the Executive Board to decide to increase the        Management   For        For
       share capital in favor of employees of Vivendi foreign subsidiaries participating in the Group Savings Plan and to implement any similar plan
E.20   Delegation granted to the Executive Board to increase the capital by       Management   For        For
       incorporation of premiums, reserves, profits or other amounts
E.21   Amendment of Article 10 of the Statutes "Organizing the Supervisory        Management   For        For
       Board", by adding a new 6th paragraph: Censors
E.22   Powers to accomplish the formalities                                       Management   For        For

ProxyEdge                                               Report Date: 07/08/2011
Meeting Date Range: 07/01/2010 to 06/30/2011                                 14
The Gabelli Utility Trust

ENEL ENTE NAZIONALE PER L'ENERGIA ELETTRICA SPA, R

SECURITY         T3679P115         MEETING TYPE    MIX
TICKER SYMBOL                      MEETING DATE    29-Apr-2011
ISIN             IT0003128367      AGENDA          702919309 - Management

                                                                                                          FOR/AGAINST
ITEM   PROPOSAL                                                                   TYPE         VOTE       MANAGEMENT
----   -------------------------------------------------------------------------  ----------   ---------  -----------
CMMT   PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 806416 DUE TO          Non-Voting
       RECEIPT OF DIRECTORS' NAMES. ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING
       NOTICE. THANK YOU.
O.1    Financial statements as of December 31, 2010. Reports of the Board of      Management   For        For
       Directors, of the Board of Statutory Auditors and of the External
       Auditors. Related resolutions. Presentation of the consolidated financial statements for the year ended December 31, 2010
O.2    Allocation of the net income of the year                                   Management   For        For
O.3    Determination of the number of the members of the Board of Directors       Management   For        For
O.4    Determination of the term of the Board of Directors                        Management   For        For
CMMT   PLEASE NOTE THAT ALTHOUGH THERE ARE 2 SLATES TO BE ELECTED AS              Non-Voting
       DIRECTORS, THERE-IS ONLY 1 VACANCY AVAILABLE TO BE FILLED AT THE
       MEETING. THE STANDING INSTRUC-TIONS FOR THIS MEETING WILL BE DISABLED
       AND, IF YOU CHOOSE, YOU ARE REQUIRED T-O VOTE FOR ONLY 1 OF THE 2
       SLATES. THANK YOU.
O.5.1  The slate filed by the Italian Ministry of Economy and Finance, which      Shareholder  Against    For
       owns approximately 31.24% of Enel SpA's share capital is composed of the following candidates: 1. Mauro Miccio, 2. Paolo Andrea Colombo
       (nominated for the Chairmanship), 3. Fulvio Conti, 4. Lorenzo Codogno,
       5. Fernando Napolitano and 6. Gianfranco Tosi
O.5.2  The slate filed by a group of 19 mutual funds and other institutional      Shareholder
       investors (1), which together own approximately 0.98% of Enel SpA's share capital is composed of the following candidates: 1. Angelo
       Taraborrelli, 2. Alessandro Banchi and 3. Pedro Solbes
O.6    Election of the Chairman of the Board of Directors                         Management   For        For
O.7    Determination of the remuneration of the members of the Board of           Management   For        For
       Directors
O.8    Appointment of the External Auditors for the period 2011-2019 and          Management   For        For
       determination of the remuneration
E.1    Harmonization of the Bylaws with the provisions of: (a) Legislative        Management   For        For
       Decree of January 27, 2010, No. 27 concerning the participation to the shareholders' meeting by electronic means; amendment of article 11 of the Bylaws, and (b) Regulation concerning the transactions with related parties, adopted by Consob with Resolution No. 17221 of March 12, 2010;
       amendment of articles 13 and 20 of the Bylaws

HERA SPA, BOLOGNA

SECURITY         T5250M106         MEETING TYPE    Ordinary General Meeting
TICKER SYMBOL                      MEETING DATE    29-Apr-2011
ISIN             IT0001250932      AGENDA          702969467 - Management

                                                                                                          FOR/AGAINST
ITEM   PROPOSAL                                                                   TYPE         VOTE       MANAGEMENT
----   -------------------------------------------------------------------------  ----------   ---------  -----------
CMMT   PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 800458 DUE TO          Non-Voting
       ADDITION OF-RESOLUTIONS. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE.
       THANK YOU.
1      Financial statement at 31/12/2010, management report, distribution of      Management   For        For
       profit proposal and board of auditors report. Any adjournment thereof
CMMT   PLEASE NOTE THAT ALTHOUGH THERE ARE 3 SLATES TO BE ELECTED AS              Non-Voting
       DIRECTORS, THERE-IS ONLY 1 VACANCY AVAILABLE TO BE FILLED AT THE
       MEETING. THE STANDING INSTRUC-TIONS FOR THIS MEETING WILL BE DISABLED
       AND, IF YOU CHOOSE, YOU ARE REQUIRED T-O VOTE FOR ONLY 1 OF THE 3
       SLATES. THANK YOU.
2.1    Appointment of directors: The candidate slates for the Board of            Shareholder  Against    For
       directors presented by a group of shareholders ( with Daniele Manca as president) representing 59,33%of the stock capital are: Tomaso Tommasi di Vignano, Maurizio Chiarini, Giorgio Razzoli, Nicodemo Montanari,
       Filippo Brandolini, Roberto Sacchetti, Valeriano Fantini, Rossella
       Saoncella, Giancarlo Tonelli, Mauro Roda, Mara Bernardini, Luca
       Mandrioli, Luigi Castagna, Fabio Giuliani
2.2    Appointment of directors: The candidate slates for the Board of            Shareholder
       directors presented by Em. Ro Popolare societa finanziaria di partecipazioni, Finenergie International SA, Amaco S.r.l, Ing ferrari
       Spa e fondazione Cassa di Risparmio di Carpi, representing 1,38 of the stock capital is: Alberto Marri
2.3    Appointment of directors: The candidate slates for the Board of            Shareholder
       directors presented by a group of shareholders : Carimonte Holding,
       Fondazione Cassa dei risparmi di Forl , Fondazione Cassa di risparmio di
       Imola, Fondazione Cassa di risparmio di Modena e Gruppo Societa gas di
       Rimini, representing 1% of the stock capital are: Enrico Giovanetti,
       Bruno Tani, Marco Cammelli, Piergiuseppe Dolcini
3      Determination of emoluments of directors                                   Management   For        For
0      PLEASE NOTE THAT ALTHOUGH THERE ARE 2 SLATES TO BE ELECTED AS AUDITORS,    Non-Voting
       THERE-IS ONLY 1 VACANCY AVAILABLE TO BE FILLED AT THE MEETING. THE
       STANDING INSTRUCT-IONS FOR THIS MEETING WILL BE DISABLED AND, IF YOU
       CHOOSE, YOU ARE REQUIRED TO-VOTE FOR ONLY 1 OF THE 2 SLATES. THANK YOU
4.1    Appointment of auditors and of chairman of the board of auditors: The      Shareholder  Against    For
       candidate slates for internal Auditors presented by a group of shareholders ( with Daniele Manca as president) representing 59,33%of the stock capital are: Effective Auditors: Antonio Venturini, Elis
       Dall'Olio; Alternate Auditors: Roberto Picone
4.2    Appointment of auditors and of chairman of the board of auditors: The      Shareholder  Against    For
       candidate slates for Internal Auditors presented by a group of shareholders : Carimonte Holding, Fondazione Cassa dei risparmi di Forl
       , Fondazione Cassa di risparmio di Imola, Fondazione Cassa di risparmio di Modena e Gruppo Societa gas di Rimini, representing 1% of the stock capital are: Effective Auditors: Sergio santi; Alternate Auditors:
       Stefano Ceccacci
5      Determination of emoluments of auditors                                    Management   For        For
6      Renewal of authorization to share buyback and disposal. Any adjournment    Management   For        For
       thereof

ProxyEdge                                               Report Date: 07/08/2011
Meeting Date Range: 07/01/2010 to 06/30/2011                                 15
The Gabelli Utility Trust

GDF SUEZ, PARIS

SECURITY         F42768105         MEETING TYPE    MIX
TICKER SYMBOL                      MEETING DATE    02-May-2011
ISIN             FR0010208488      AGENDA          702967526 - Management

                                                                                                          FOR/AGAINST
ITEM   PROPOSAL                                                                   TYPE         VOTE       MANAGEMENT
----   -------------------------------------------------------------------------  ----------   ---------  -----------
CMMT   PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 806203 DUE TO          Non-Voting
       ADDITION OF-RESOLUTION. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND-YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE.
       THANK YOU.
CMMT   PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE      Non-Voting
       "FOR" AN-D "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.
CMMT   French Resident Shareowners must complete, sign and forward the Proxy      Non-Voting
       Card directly to the sub custodian. Please contact your Client Service
       Representative-to obtain the necessary card, account details and directions. The following applies to Non-Resident Shareowners: Proxy
       Cards: Voting instructions will be forwarded to the Global Custodians that have become Registered Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the Global Custodian will sign the Proxy Card and forward to the local custodian. If you are unsure whether your Global Custodian acts as Registered Intermediary, please contact your representative
CMMT   PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE     Non-Voting
       BY CLIC-KING ON THE MATERIAL URL LINKS: https://balo.journal-
       officiel.gouv.fr/pdf/2011-/0328/201103281100891.pdf AND
       https://balo.journal-officiel.gouv.fr/pdf/2011/0-
       413/201104131101250.pdf
O.1    Approval of transactions and annual financial statements for the           Management   For        For
       financial year 2010
O.2    Approval of the consolidated financial statements for the financial        Management   For        For
       year 2010
O.3    The shareholders' meeting approves the recommendations of the board of     Management   For        For
       directors and resolves that the income for the fiscal year be appropriated as follows: income for the financial year ending on
       December 31st 2010: EUR 857,580,006.00 retained earnings at December
       31st 2010: EUR 15,684,887,218.00 distributable total: EUR
       16,542,467,224.00 net dividends paid for the fiscal year 2010: EUR
       3,353,576,920.00 net interim dividends of EUR 0.83 per share paid on
       November 15th 2010: EUR 1,845,878,763.00to be set off against the dividend of the fiscal year 2010 remainder of the net dividends to be paid for the financial year 2010: EUR 1,507,698,157.00 the total amount of the net dividends paid for the financial year 2010 i.e. EUR
       3,353,576,920.00will be deducted as follows: from the income from the said fiscal year up to: EUR 857,580,006.00 and from the prior retaining earnings up to: EUR 2,495,996,914.00 the shareholders' meeting reminds that a net interim dividend of EUR 0.83 per share was already paid on
       November 15th 2010. The net remaining dividend of EUR 0.67 per share will be paid in cash on may 9th 2011, and will entitle natural persons to the 40 per cent allowance. In the event that the company holds some of its own shares on such date, the amount of the unpaid dividend on such shares shall be allocated to the other reserves account. as required by law, it is reminded that, for the last three financial years, the dividends paid, were as follows: EUR 1.26 for fiscal year
       2007, EUR 2.20 for fiscal year 2008, EUR 1.47 for fiscal year 2009
O.4    Approval of the regulated Agreements pursuant to Article L. 225-38 of      Management   For        For
       the Commercial Code
O.5    Authorization to be granted to the Board of Directors to trade the         Management   For        For
       Company's shares
O.6    Renewal of Mr. Albert Frere's term as Board member                         Management   For        For
O.7    Renewal of Mr. Edmond Alphandery's term as Board member                    Management   For        For
O.8    Renewal of Mr. Aldo Cardoso's term as Board member                         Management   For        For
O.9    Renewal of Mr. Rene Carron's term as Board member                          Management   For        For
O.10   Renewal of Mr. Thierry de Rudder's term as Board member                    Management   For        For
O.11   Appointment of Mrs. Francoise Malrieu as Board member                      Management   For        For
O.12   Ratification of transfer of the registered office                          Management   For        For
E.13   Delegation of authority to the Board of Directors to decide to increase    Management   For        For
       share capital by issuing shares with cancellation of preferential subscription rights in favor of employees participating in GDF SUEZ
       Group savings plans
E.14   Delegation of authority to the Board of Directors to decide to increase    Management   For        For
       share capital with cancellation of preferential subscription rights in favor of all entities created in connection with the implementation of
       GDF SUEZ Group international employees stock ownership plan
E.15   Authorization to be granted to the Board of Directors to carry out free    Management   For        For
       allocation of shares in favor of employees and/or corporate officers of the Company and/or Group companies
E.16   Powers to execute General Meeting's decisions and for formalities          Management   For        For
A      PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER PROPOSAL: Amendment      Shareholder  Against    For
       of Resolution 3 that will be presented by the Board of Directors at the
       Combined General Meeting of May 2, 2011: Decision to set the amount of dividends for the financial year 2010 at EUR 0.83 per share, including the partial payment of EUR 0.83 per share already paid on November 15,
       2010, instead of the dividend proposed under the third resolution

ProxyEdge                                               Report Date: 07/08/2011
Meeting Date Range: 07/01/2010 to 06/30/2011                                 16
The Gabelli Utility Trust

MOBISTAR SA, BRUXELLES

SECURITY         B60667100         MEETING TYPE    MIX
TICKER SYMBOL                      MEETING DATE    04-May-2011
ISIN             BE0003735496      AGENDA          702962273 - Management

                                                                                                          FOR/AGAINST
ITEM   PROPOSAL                                                                   TYPE         VOTE       MANAGEMENT
----   -------------------------------------------------------------------------  ----------   ---------  -----------
CMMT   IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER SIGNED         Non-Voting
       POWER OF ATTORNEY (POA) MAY BE REQUIRED IN ORDER TO LODGE AND EXECUTE
       YOUR VOTING INSTRUCTIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
CMMT   MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL OWNER INFORMATION FOR ALL    Non-Voting
       VOTED-ACCOUNTS. IF AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
       NEED TO PROVIDE THE BREAKDOWN OF EACH BENEFICIAL OWNER NAME, ADDRESS
       AND SHARE POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR-YOUR VOTE TO BE LODGED
1      The general meeting approves the company's annual accounts for the         Management   No Action
       financial year ended 31 December 2010, including the appropriation of the results as presented with distribution of a gross dividend of four euro and thirty cents (EUR 4.30) per share payable as follows: gross payment of two euro and ninety cents (EUR 2.90) per share payable in exchange for coupon No. 12 (ordinary dividend) as follows: "Ex date" on
       17 May 2011; "Record date" on 19 May 2011; and "Payment date" on 20 May
       2011. gross payment of one euro and forty cents (EUR 1.40) per share payable in exchange for coupon No. 13 (extraordinary dividend) as follows: "Ex date" on 16 August 2011; "Record date" on 18 August 2011;
       and "Payment date" on 19 August 2011. An amount equal to one per cent
       (1%) of the consolidated net result after taxes has been reserved for an employee participation plan pursuant to the law of 22 May 2001 on the participation of workers in the capital and profit of companies
2      The general meeting discharges the directors for fulfilling their          Management   No Action
       mandate up to and including 31 December 2010
3      The general meeting discharges the statutory auditor for fulfilling his    Management   No Action
       mandate up to and including 31 December 2010
4      The general meeting resolves to re-appoint Mr. Jan STEYAERT as director    Management   No Action
       of the company for a term of three years. His mandate will expire after the annual general meeting in 2014
5      The general meeting resolves to re-appoint Mrs. Brigitte                   Management   No Action
       BOURGOIN-CASTAGNET as director of the company for a term of three years.
       Her mandate will expire after the annual general meeting in 2014
6      The general meeting resolves to re-appoint Mrs. Nathalie THEVENON-CLERE    Management   No Action
       as director of the company for a term of three years. Her mandate will expire after the annual general meeting in 2014
7      The general meeting resolves to re-appoint Mr. Bertrand DU BOUCHER         Management   No Action
       director of the company for a term of three years. His mandate will expire after the annual general meeting in 2014
8      The general meeting resolves to re-appoint Mr. Olaf MEIJER SWANTEE as      Management   No Action
       director of the company for a term of three years. His mandate will expire after the annual general meeting in 2014
9      The general meeting resolves to re-appoint Mr. Benoit SCHEEN as            Management   No Action
       director of the company for a term of three years. His mandate will expire after the annual general meeting in 2014
10     The general meeting resolves to re-appoint WIREFREE SERVICES BELGIUM       Management   No Action
       SA, represented by Mr. Aldo CARDOSO as director of the company for a term of three years. Its mandate will expire after the annual general meeting in 2014
11     The general meeting resolves to proceed to the final appointment of Mr.    Management   No Action
       Gerard RIES (co-opted by the Board of Directors on 15 December 2010, in replacement of Mr Gervais PELLISSIER, resigning director) as director of the company for a term of three years. His mandate will expire after the annual general meeting in 2014
12     The general meeting resolves to re-appoint Mr. Eric DEKEULENEER as         Management   No Action
       director of the company for a term of three years. His mandate will expire after the annual general meeting in 2014. It appears from the elements known by the company and from the statement made by Mr. Eric
       DEKEULENEER that he meets the independence criteria set out in article
       526ter of the Companies Code
13     The general meeting resolves to appoint CONSEILS GESTION ORGANISATION      Management   No Action
       SA represented by Mr. Philippe DELAUNOIS as director of the company for a term of three years. Its mandate will expire after the annual general meeting in 2014. It appears from the elements known by the company and from the statement made by CONSEILS GESTION ORGANISATION SA represented by Mr. Philippe DELAUNOIS that they meet the independence criteria set out in article 526ter of the Companies Code
14     The general meeting resolves to appoint SOGESTRA SPRL (company in the      Management   No Action
       process of incorporation) represented by Mrs. Nadine ROZENCWEIG-LEMAITRE as director of the company for a term of three years. Its mandate will expire after the annual general meeting in 2014. It appears from the elements known by the company and from the statement made by SOGESTRA
       SPRL (company in the process of incorporation) represented by Mrs Nadine
       ROZENCWEIG-LEMAITRE that they meet the independence criteria set out in article 526ter of the Companies Code
15     The general meeting resolves to appoint Mr. Johan DESCHUYFFELEER as        Management   No Action
       director of the company for a term of three years. His mandate will expire after the annual general meeting in 2014. It appears from the elements known by the company and from the statement made by Mr. Johan
       DESCHUYFFELEER that he meets the independence criteria set out in article 526ter of the Companies Code

ProxyEdge                                               Report Date: 07/08/2011
Meeting Date Range: 07/01/2010 to 06/30/2011                                 17
The Gabelli Utility Trust

                                                                                                          FOR/AGAINST
ITEM   PROPOSAL                                                                   TYPE         VOTE       MANAGEMENT
----   -------------------------------------------------------------------------  ----------   ---------  -----------
16     On the proposal of the Board of Directors, the general meeting resolves    Management   No Action
       as follows: The remuneration of each independent director is fixed at a lump sum of thirty three thousand euro (EUR 33,000) per full financial year. An additional remuneration of two thousand two hundred euro (EUR
       2,200) will be granted for each meeting of a committee of the company which the director concerned has personally attended. The payment of this remuneration will be made (where applicable pro rata) after the general meeting has approved the annual accounts for the relevant financial year. The remuneration of the president of the Board of
       Directors is fixed at a lump sum of sixty-six thousand euro (EUR 66,000)
       per full financial year and for the entire duration of his mandate as president. An additional remuneration of two thousand two hundred euro
       (EUR 2,200) will be granted for each meeting of a committee of the company of which the president is a member and which he has personally attended. The payment of this remuneration will be made (where applicable pro rata) after the general meeting has approved the annual accounts for the relevant financial year. The mandate of the other directors is not remunerated, pursuant to article 20 of the company's by-laws and the company's Corporate Governance Charter
17     The general meeting resolves to apply the exception in article 520ter      Management   No Action
       of the Companies Code (combined with article 525 of the Companies Code)
       with respect to the variable remuneration of the members of the executive management. It resolves, in particular, to maintain (and to the extent necessary, to ratify the application of) the same remuneration policy as that of preceding years for the members of the executive management with respect to the variable part short term
       ("performance bonus"), the Strategic Letter and the LTI's as mentioned in the remuneration report published by the company
18     On the recommendation of the audit committee and on the proposal of the    Management   No Action
       Board of Directors, the general meeting resolves to appoint Deloitte
       Bedrijfsrevisoren/Reviseurs d'Entreprises SC SCRL, represented by Mr.
       Rik Neckebroeck as auditor of the company for a period of three years expiring after the annual general meeting in 2014. The remuneration of the auditor for the accomplishment of its statutory mission is fixed at a lump sum of two hundred and sixteen thousand euro (EUR 216,000) per year
19     The general meeting resolves to remove the transitional provision in       Management   No Action
       article 12 of the company's by-laws
20     The general meeting resolves to replace the current text of article 13,    Management   No Action
       3rd paragraph of the company's by-laws with the following text:
       "Directors whose mandate has expired may be re-appointed, within the limits set out by the Companies Code regarding re-appointment as an independent director"
21     The general meeting resolves to replace the current text of article 16,    Management   No Action
       2nd paragraph of the company's by-laws with the following text:
       "Convocations must mention the place, date, time and agenda of the meeting. They must be sent out in advance within a reasonable timeframe by means of a letter, fax, e-mail or any other written means"
22     The general meeting resolves to replace the current text of article 16,    Management   No Action
       4th paragraph of the company's by-laws with the following text: "Any director may grant a proxy by letter, fax, e-mail or any other means to another director to represent him/her/it at a meeting of the Board of
       Directors"
23     The general meeting resolves to replace the current text of article 25,    Management   No Action
       2nd paragraph of the company's by-laws with the following text: "The conditions for the appointment of members of the management committee, their dismissal, their remuneration, the duration of their mission and the operational mode of the management committee, are determined by the
       Board of Directors in accordance with the applicable provisions of the
       Companies Code"

ProxyEdge                                               Report Date: 07/08/2011
Meeting Date Range: 07/01/2010 to 06/30/2011                                 18
The Gabelli Utility Trust

                                                                                                          FOR/AGAINST
ITEM   PROPOSAL                                                                   TYPE         VOTE       MANAGEMENT
----   -------------------------------------------------------------------------  ----------   ---------  -----------
24     The general meeting resolves to replace the current text of article 26     Management   No Action
       of the company's by-laws with the following text: ARTICLE 26 -
       REMUNERATION AND NOMINATION COMMITTEE The remuneration and nomination committee assists the Board of Directors and is therefore notably entrusted with the following duties: making proposals to the Board of
       Directors on the remuneration policy for the directors, the members of the management committee (if applicable) and the members of other committees discussing the general management of the company as defined in article 96 Section 3 of the Companies Code and, where applicable, on the resultant proposals which must be submitted by the Board of
       Directors to the shareholders; making proposals to the Board of
       Directors on the individual remuneration of the directors, the members of the management committee (if applicable) and the members of other committees discussing the general management of the company as defined in article 96 Section 3 of the Companies Code, including the variable remuneration and long-term performance bonuses - whether or not stock-related - in the form of stock options or other financial instruments, and severance payments, and where applicable, on the resultant proposals which are submitted by the Board of Directors to the shareholders; drafting the Remuneration Report with a view to its insertion by the Board of Directors in the Corporate Governance
       Statement as defined in article 96 Section 2 of the Companies Code;
       commenting on the Remuneration Report at the annual General Meeting;
       providing recommendations to the Board of Directors on the nomination of directors, the members of the management committee (if applicable) and the members of other committees discussing the general management of the company as defined in article 96 Section 3 of the Companies Code;
       ensuring that the selection and evaluation procedures of the directors, the members of the management committee (if applicable) and the members of other committees discussing the general management of the company as defined in article 96 Section 3 of the Companies Code, are carried out in the most objective way possible. The remuneration and nomination committee regularly reports to the Board of Directors on the exercise of its duties. The remuneration and nomination committee must convene when necessary for the proper operation of the committee, and at least twice a year. The remuneration and nomination committee must at all times be composed of at least three directors. All members of the remuneration and nomination committee must be non-executive directors and a majority of them must be independent directors within the meaning of the
       Companies Code. Without prejudice to the foregoing, the said committee is chaired by the chairman of the Board of Directors or by another non-executive director. The members of the remuneration and nomination committee are appointed and may be dismissed at any time by the Board of
       Directors. The duration of the mandate of a member of the remuneration and nomination committee may not exceed the duration of his/ her/its mandate as a director
25     The general meeting resolves to replace the current text of article 31     Management   No Action
       of the company's by-laws with the following text, under the suspensive condition of the adoption, the publication in the Belgian Official
       Gazette and the entry into force of any legislation transposing directive 2007/36/EC of 11 July 2007 on the exercise of certain rights of shareholders in listed companies into Belgian law: ARTICLE 31 -
       CONVOCATION The Board of Directors or the Auditor(s) convene(s) the
       General Meeting. These convocations must at least contain the elements set out in article 533bis of the Companies Code. The convocations are issued in the form and within the deadlines prescribed by articles 533 and following of the Companies Code. The agenda must mention the subjects which are to be treated, as well as the proposed resolutions.
       The proposal of the audit committee with respect to the appointment or re-appointment of the statutory auditor is listed in the agenda. Every year, at least one General Meeting is held whose agenda includes, among other things: discussion of the Management Report and Auditor(s)'(s)
       Report, the vote on the Remuneration Report, discussion and approval of the Annual Accounts, the appropriation of the results, the discharge to be granted to the directors and to the auditor(s) and, if the case arises, the appointment of director(s) and auditor(s) and prior approval of any agreement entered into with an executive director, a member of the management committee (if applicable) or a member of another committee discussing the general management of the company as defined in article 96 Section 3 of the Companies Code, containing a severance payment exceeding 12 months of remuneration, or, on the reasoned advice of the remuneration and nomination committee, exceeding 18 months of remuneration. Persons who must be invited to a General Meeting pursuant to the Companies Code, and who take part in a meeting or are represented there, are considered to have been validly convened. These persons may, before or after a General Meeting which they did not attend, renounce the right to invoke a lack of convocation or any irregularity in the convocation

ProxyEdge                                               Report Date: 07/08/2011
Meeting Date Range: 07/01/2010 to 06/30/2011                                 19
The Gabelli Utility Trust

                                                                                                          FOR/AGAINST
ITEM   PROPOSAL                                                                   TYPE         VOTE       MANAGEMENT
----   -------------------------------------------------------------------------  ----------   ---------  -----------
26     The general meeting resolves to replace the current text of article 32     Management   No Action
       of the company's by-laws with the following text, under the suspensive condition of the adoption, the publication in the Belgian Official
       Gazette and the entry into force of any legislation transposing directive 2007/36/EC of 11 July 2007 on the exercise of certain rights of shareholders in listed companies into Belgian law: ARTICLE 32 -
       ADMISSION The right to participate in the General Meeting and to vote is subject to the registration of the shares in the name of the shareholder on the fourteenth day preceding the General Meeting, at midnight
       (Belgian time), or by the registration of registered shares in the shareholders' register, or by their registration in the accounts of an authorised custody account holder or clearing institution, regardless of the number of shares held by the shareholder on the day of the General
       Meeting. The day and hour set out in the first paragraph constitute the record date. The shareholder notifies the company, or the person designated by the company to this end, of his/her/its intention to participate in the General Meeting, at the latest on the sixth calendar day preceding the date of the General Meeting. In order to be admitted to the General Meeting, the shareholder must in addition also be able to prove his/her identity. The representative of a shareholder, who is a legal person, must be able to present the documents proving his/her capacity as company representative or proxy holder, at the latest before the commencement of the General Meeting. Transitional provision The owners of bearer shares must register on the record date by delivering the bearer shares to one or more financial intermediaries designated by the Board of Directors in the convocation, regardless of the number of shares held by the shareholder on the day of the General Meeting. The shareholder notifies the company, or the person designated by the company to this end, of his/her/its intention to participate in the
       General Meeting, at the latest on the sixth calendar day preceding the date of the General Meeting. In order to be admitted to the General
       Meeting, the shareholder must in addition also be able to prove his/her identity. The representative of a shareholder, who is a legal person, must be able to present the documents proving his/her capacity as company representative or proxy holder, at the latest before the commencement of the General Meeting
27     The general meeting resolves to replace the current text of article 33     Management   No Action
       of the company's by-laws with the following text, under the suspensive condition of the adoption, the publication in the Belgian Official
       Gazette and the entry into force of any legislation transposing directive 2007/36/EC of 11 July 2007 on the exercise of certain rights of shareholders in listed companies, into Belgian law. ARTICLE 33 -
       REPRESENTATION All shareholders having voting rights may vote personally or by proxy. A shareholder may designate, for a given General Meeting, only one person as a proxy holder, without prejudice to the exceptions set out in the Companies Code. The proxy holder must not be a shareholder. The designation of a proxy holder must take place in writing and must be signed by the shareholder. The Board of Directors may determine the form of the proxies in the convocation. The notification of the proxy to the company must be done by letter, fax or
       e-mail, in accordance with the modalities determined by the Board of
       Directors in the convocation. The proxy must be received by the company at the latest on the sixth calendar day preceding the date of the
       General Meeting. Any proxy received by the company before the publication of a revised agenda pursuant to article 533ter of the
       Companies Code remains valid for the items covered by the proxy. As an exception to the foregoing, with respect to the items on the agenda which are the subject of newly submitted proposed resolutions pursuant to article 533ter of the Companies Code, the proxy holder may, at the general meeting, deviate from potential voting instructions given by his/her/its principal if the accomplishment of these instructions would risk compromising the interests of his/her/its principal. The proxy holder must inform his/her/its principal of this fact
28     The general meeting resolves to replace the current text of article 35     Management   No Action
       of the company's by-laws with the following text, under the suspensive condition of the adoption, the publication in the Belgian Official
       Gazette and the entry into force of any legislation transposing directive 2007/36/EC of 11 July 2007 on the exercise of certain rights of shareholders in listed companies into Belgian law: ARTICLE 35
       ADJOURNMENT The Board of Directors has the right, during the meeting, to postpone the decision in relation to the approval of the annual accounts of the company by five weeks. This postponement has no effect on the other resolutions taken, except if the General Meeting resolves otherwise. The Board of Directors must re-convene the General Meeting within the five-week period in order to resolve the adjourned items on the agenda. Formalities fulfilled in order to attend the first General
       Meeting, including the registration of securities or the potential notification of proxies or forms used to vote by correspondence, remain valid for the second Meeting. New notifications of proxies or of forms used to vote by correspondence will be authorised, within the deadlines and under the conditions contained in the current by-laws. The General
       Meeting may only be postponed once. The second General Meeting makes final resolutions on the adjourned items on the agenda
29     The general meeting resolves to replace the current text of article 36,    Management   No Action
       2nd paragraph of the company's by-laws with the following text, under the suspensive condition of the adoption, the publication in the Belgian
       Official Gazette and the entry into force of any legislation transposing directive 2007/36/EC of 11 July 2007 on the exercise of certain rights of shareholders in listed companies into Belgian law: Holders of bonds, warrants and certificates issued with the cooperation of the company may attend the General Meeting, but only with an advisory vote. The right to attend the General Meeting is subject to the same formalities as those which are applicable in accordance with the provisions of the present by-laws, to the shareholders, depending on the nature of the securities concerned

ProxyEdge                                               Report Date: 07/08/2011
Meeting Date Range: 07/01/2010 to 06/30/2011                                 20
The Gabelli Utility Trust

                                                                                                          FOR/AGAINST
ITEM   PROPOSAL                                                                   TYPE         VOTE       MANAGEMENT
----   -------------------------------------------------------------------------  ----------   ---------  -----------
30     The general meeting resolves to replace the current text of article 37     Management   No Action
       of the company's by-laws with the following text, under the suspensive condition of the adoption, the publication in the Belgian Official
       Gazette and the entry into force of any legislation transposing directive 2007/36/EC of 11 July 2007 on the exercise of certain rights of shareholders in listed companies into Belgian law: ARTICLE 37 -
       DELIBERATION Before entering the meeting, an attendance list setting out the names and the addresses of the shareholders as well as the number of shares held by them, is signed by the shareholders or by their proxy holders. An attendance list indicating the names and addresses of the holder of bonds, warrants and certificates issued with the cooperation of the company as well as the number of securities held by them, is also signed by each of them or by their proxy holders. The General Meeting cannot deliberate on points that are not contained in the agenda, unless all shareholders are present or represented at the General Meeting and unanimously resolve to deliberate on these points. The directors answer the questions addressed to them by the shareholders at the meeting or in writing with respect to their report or to other points on the agenda, to the extent that the communication of data is not likely to cause prejudice to the commercial interests of the company or to the confidentiality obligations that the company or the directors have committed to. The auditor(s) answer the questions addressed to them by the shareholders, at the meeting or in writing with respect to his
       (their) report, to the extent that the communication of data is not likely to cause prejudice to the commercial interests of the company or to the confidentiality obligations that the company, the directors or the auditors have committed to. The shareholders have the right to ask questions during the meeting or in writing. The written questions may be addressed to the company by electronic means to the address mentioned in the convocation to the General Meeting. The written questions must be received by the company at the latest on the sixth calendar day preceding the date of the General Meeting. Unless otherwise provided by the law and the by-laws, the resolutions must be taken by a simple majority of votes cast, regardless of the number of shares represented at the meeting. Blank and invalid votes are not added to the votes cast.
       The votes must be taken by a show of hands or by roll call, unless the
       General Meeting resolves otherwise by a simple majority of votes cast.
       The foregoing does not affect the right of each shareholder to vote by correspondence, by means of a form made available by the company and containing at least the elements set out in article 550 Section 2 of the
       Companies Code. The form used to vote by correspondence must be received by the company at the latest on the sixth calendar day preceding the
       General Meeting. The form used to vote by correspondence addressed to the company for a General Meeting is valid for the successive General
       Meetings convened with the same agenda. Any form used to vote by correspondence received by the company before the publication of a revised agenda pursuant to article 533ter of the Companies Code remains valid for the items on the agenda which are covered by it. By means of an exception to the foregoing, the vote exercised with respect to an item on the agenda which is the object of a newly proposed resolution in application of article 533ter of the Companies Code, is null and void
31     The general meeting resolves to add a 3rd paragraph to article 38 of       Management   No Action
       the company's by-laws by adding the following text, under the suspensive condition of the adoption, the publication in the Belgian Official
       Gazette and the entry into force of any legislation transposing directive 2007/36/EC of 11 July 2007 on the exercise of certain rights of shareholders in listed companies into Belgian law: The minutes must at least contain the elements set out in article 546 of the Companies
       Code and are published on the website of the company within fifteen calendar days after the General Meeting
32     The general meeting confers on Mr. Johan VAN DEN CRUIJCE, with the         Management   No Action
       right of substitution, all powers necessary to immediately proceed with the coordination of the text of the company's by-laws in accordance with the resolutions taken following the proposed resolutions nos. 19 to 24, to sign it and to file it with the clerk of the relevant Commercial
       Court, in accordance with the applicable legal provisions. The general meeting also confers on Mr. Johan VAN DEN CRUIJCE, with the right of substitution, all powers necessary to proceed with the coordination of the text of the company's by-laws in accordance with the resolutions taken following the proposed resolutions nos. 25 to 31, to sign it and to file it with the clerk of the relevant Commercial Court, in accordance with the applicable legal provisions, as soon as the suspensive condition set out in the proposed resolutions is realised
33     Pursuant to article 556 of the Companies Code, the general meeting         Management   No Action
       approves and, to the extent necessary, ratifies article 10.1 (i) of the
       "Revolving Credit Facility Agreement" entered into on 22 December 2010 between the company and Atlas Services Belgium SA

ROLLS-ROYCE GROUP PLC, LONDON

SECURITY         G7630U109         MEETING TYPE    Court Meeting
TICKER SYMBOL                      MEETING DATE    06-May-2011
ISIN             GB0032836487      AGENDA          702859553 - Management

                                                                                                          FOR/AGAINST
ITEM   PROPOSAL                                                                   TYPE         VOTE       MANAGEMENT
----   -------------------------------------------------------------------------  ----------   ---------  -----------
CMMT   PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE OPTION FOR THIS MEETING       Non-Voting
       TYPE.-PLEASE CHOOSE BETWEEN "FOR" AND "AGAINST" ONLY. SHOULD YOU CHOOSE
       TO VOTE-ABSTAIN FOR THIS MEETING THEN YOUR VOTE WILL BE DISREGARDED BY
       THE ISSUER OR-ISSUERS AGENT.
1      Implement the Scheme of Arrangement                                        Management   For        For

ProxyEdge                                               Report Date: 07/08/2011
Meeting Date Range: 07/01/2010 to 06/30/2011                                 21
The Gabelli Utility Trust

ROLLS-ROYCE GROUP PLC, LONDON

SECURITY         G7630U109         MEETING TYPE    Annual General Meeting
TICKER SYMBOL                      MEETING DATE    06-May-2011
ISIN             GB0032836487      AGENDA          702859565 - Management

                                                                                                          FOR/AGAINST
ITEM   PROPOSAL                                                                   TYPE         VOTE       MANAGEMENT
----   -------------------------------------------------------------------------  ----------   ---------  -----------
1      To receive the Director's report and financial statements for the year     Management   For        For
       ended December 31, 2010
2      To approve the Director's remuneration report for the year ended           Management   For        For
       December 31, 2010
3      To re-elect Sir Simon Robertson as a director of the Company               Management   For        For
4      To re-elect John Rishton as a director of the Company                      Management   For        For
5      To re-elect Helen Alexander CBE a director of the Company                  Management   For        For
6      To re-elect Peter Byrom as a director of the Company                       Management   For        For
7      To re-elect Iain Conn as a director of the Company                         Management   For        For
8      To re-elect Peter Gregson as a director of the Company                     Management   For        For
9      To re-elect James Guyette as a director of the Company                     Management   For        For
10     To re-elect John McAdam as a director of the Company                       Management   For        For
11     To re-elect John Neill CBE as a director of the Company                    Management   For        For
12     To re-elect Andrew Shilston as a director of the Company                   Management   For        For
13     To re-elect Colin Smith as a director of the Company                       Management   For        For
14     To re-elect Ian Strachan as a director of the Company                      Management   For        For
15     To re-elect Mike Terrett as a director of the Company                      Management   For        For
16     To re-appoint the auditors                                                 Management   For        For
17     To authorise the directors to agree the auditor's remuneration             Management   For        For
18     To approve payment to shareholders                                         Management   For        For
19     To authorise political donation and political expenditure                  Management   For        For
20     To approve the Rolls-Royce plc Share Purchase Plan                         Management   For        For
21     To approve the Rolls-Royce UK Share Save Plan                              Management   For        For
22     To approve the Rolls-Royce International Share Save Plan                   Management   For        For
23     To adopt amended Articles of Association                                   Management   For        For
24     To authorise the directors to call general meetings on not less than 14    Management   For        For
       clear day's notice
25     To authorise the directors to allot shares (s.551)                         Management   For        For
26     To disapply pre-emption rights (s.561)                                     Management   For        For
27     To authorise the Company to purchase its own ordinary shares               Management   For        For
28     To implement the Scheme of Arrangement                                     Management   For        For

PORTUGAL TELECOM SGPS S A

SECURITY         X6769Q104         MEETING TYPE    Annual General Meeting
TICKER SYMBOL                      MEETING DATE    06-May-2011
ISIN             PTPTC0AM0009      AGENDA          702929425 - Management

                                                                                                          FOR/AGAINST
ITEM   PROPOSAL                                                                   TYPE         VOTE       MANAGEMENT
----   -------------------------------------------------------------------------  ----------   ---------  -----------
CMMT   PLEASE NOTE THAT VOTING IN PORTUGUESE MEETINGS REQUIRES THE DISCLOSURE     Non-Voting
       OF-BENEFICIAL OWNER INFORMATION, THROUGH DECLARATIONS OF PARTICIPATION
       AND-VOTING. BROADRIDGE WILL DISCLOSE THE BENEFICIAL OWNER INFORMATION
       FOR YOUR-VOTED ACCOUNTS. ADDITIONALLY, PORTUGUESE LAW DOES NOT PERMIT
       BENEFICIAL-OWNERS TO VOTE INCONSISTENTLY ACROSS THEIR HOLDINGS. OPPOSING
       VOTES MAY BE-REJECTED SUMMARILY BY THE COMPANY HOLDING THIS BALLOT.
       PLEASE CONTACT YOUR-CLIENT SERVICE REPRESENTATIVE FOR FURTHER DETAILS.
CMMT   PLEASE NOTE IN THE EVENT THE MEETING DOES NOT REACH QUORUM, THERE WILL     Non-Voting
       BE A-SECOND CALL ON 23 MAY 2011. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL-REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA IS AMENDED. THANK YOU.
1      To resolve on the management report, balance sheet and accounts for the    Management   For        For
       year 2010
2      To resolve on the consolidated management report, balance sheet and        Management   For        For
       accounts for the year 2010
3      To resolve on the proposal for application of profits                      Management   For        For
4      To resolve on a general appraisal of the company's management and          Management   For        For
       supervision
5      To resolve on an amendment to article 13 and article 17 of the articles    Management   For        For
       of association of the company
6      To resolve on the acquisition and disposal of own shares                   Management   For        For
7      To resolve, pursuant to article 8, number 4, of the articles of            Management   For        For
       association, on the parameters applicable in the event of any issuance of bonds convertible into shares that may be resolved upon by the board of directors
8      To resolve on the suppression of the pre-emptive right of shareholders     Management   For        For
       in the subscription of any issuance of convertible bonds as referred to under item 7 hereof as may be resolved upon by the board of directors
9      To resolve on the issuance of bonds and other securities, of whatever      Management   For        For
       nature, by the board of directors, and notably on the fixing of the value of such securities, in accordance with articles 8, number 3 and
       15, number 1, paragraph e), of the articles of association
10     To resolve on the acquisition and disposal of own bonds and other own      Management   For        For
       securities
11     To resolve on the statement of the compensation committee on the           Management   For        For
       remuneration policy for the members of the management and supervisory bodies of the company
12     To resolve on the ratification of the appointment of new members of the    Management   For        For
       board of directors to complete the 2009-2011 term-of-office

ProxyEdge                                               Report Date: 07/08/2011
Meeting Date Range: 07/01/2010 to 06/30/2011                                 22
The Gabelli Utility Trust

ENDESA SA, MADRID

SECURITY         E41222113         MEETING TYPE    Ordinary General Meeting
TICKER SYMBOL                      MEETING DATE    09-May-2011
ISIN             ES0130670112      AGENDA          702971880 - Management

                                                                                                          FOR/AGAINST
ITEM   PROPOSAL                                                                   TYPE         VOTE       MANAGEMENT
----   -------------------------------------------------------------------------  ----------   ---------  -----------
CMMT   PLEASE NOTE IN THE EVENT THE MEETING DOES NOT REACH QUORUM, THERE WILL     Non-Voting
       BE A-SECOND CALL ON 09 MAY 2011 AT 12:31 PM. CONSEQUENTLY, YOUR VOTING-
       INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA IS
       AMENDED.-THANK YOU.
1      Examination and approval, if any, of the individual financial              Management   For        For
       statements of Endesa, SA (Balance Sheet, Profit and Loss Account,
       Statement of Changes in Equity, Cash Flow Statement and Notes), as well as of the consolidated financial statements of Endesa, SA and
       Subsidiaries (Consolidated Balance Sheet, Profit and Loss Account
       Consolidated Consolidated Result Global, Statement of Changes in Equity
       Consolidated Cash Flow Statement Consolidated Report) for the year ended
       December 31, 2010
2      Examination and approval, where appropriate, the individual management     Management   For        For
       report of Endesa, SA and Consolidated Management Report of Endesa, SA
       and Subsidiaries for the year ended December 31, 2010
3      Examination and approval, if any, of the Social Management for the year    Management   For        For
       ended December 31, 2010
4      Examination and approval, if applicable, the allocation of profits and     Management   For        For
       the distribution of dividends for the year ended December 31, 2010
5      Re-election of Director, Mr. Borja Prado Eulate                            Management   For        For
6      Revocation and Appointment of Auditors                                     Management   For        For
7.1    Modification of adaptation to the latest legislative reforms of the        Management   For        For
       Association: Amend Article 8 of the Bylaws. Non-voting, redeemable and preference
7.2    Modification of adaptation to the latest legislative reforms of the        Management   For        For
       Association: Amend Article 11 of the Bylaws. Modalities of the increase
7.3    Modification of adaptation to the latest legislative reforms of the        Management   For        For
       Association: Amend Article 12 of the Bylaws. Delegation to managers of increased social capital
7.4    Modification of adaptation to the latest legislative reforms of the        Management   For        For
       Association: Amend Article 14 of the Bylaws. Exclusion of pre- emptive rights
7.5    Modification of adaptation to the latest legislative reforms of the        Management   For        For
       Association: Amend Article 15 of the Bylaws. Reduction of social capital
7.6    Modification of adaptation to the latest legislative reforms of the        Management   For        For
       Association: Amend Article 16 of the Bylaws. Issuance of bonds
7.7    Modification of adaptation to the latest legislative reforms of the        Management   For        For
       Association: Amend Article 22 of the Bylaws. Convocation of the General
       Board
7.8    Modification of adaptation to the latest legislative reforms of the        Management   For        For
       Association: Amend Article 23 of the Bylaws. Convening authority and obligation
7.9    Modification of adaptation to the latest legislative reforms of the        Management   For        For
       Association: Amend Article 26 of the Bylaws. Special agreements.
       Constitution
7.10   Modification of adaptation to the latest legislative reforms of the        Management   For        For
       Association: Amend Article 33 of the Bylaws. Right to information
7.11   Modification of adaptation to the latest legislative reforms of the        Management   For        For
       Association: Amend Article 36 of the Bylaws. Board of Directors. General
       functions
7.12   Modification of adaptation to the latest legislative reforms of the        Management   For        For
       Association: Amend Article 40 of the Bylaws. Remuneration
7.13   Modification of adaptation to the latest legislative reforms of the        Management   For        For
       Association: Amend Article 42 of the Bylaws. Incompatibilities of the
       Directors
7.14   Modification of adaptation to the latest legislative reforms of the        Management   For        For
       Association: Amend Article 44 of the Bylaws. Constitution of the Council
7.15   Modification of adaptation to the latest legislative reforms of the        Management   For        For
       Association: Amend Article 51 of the Bylaws. Audit and Compliance
       Committee
7.16   Modification of adaptation to the latest legislative reforms of the        Management   For        For
       Association: Amend Article 54 of the Bylaws. Contents of the annual accounts
7.17   Modification of adaptation to the latest legislative reforms of the        Management   For        For
       Association: Approve the revised text of the Bylaws
8.1    Modification of adaptation to the latest legislative reforms of the        Management   For        For
       General Regulations: Amend Article 3 of the General Meeting Regulations.
       Advertising
8.2    Modification of adaptation to the latest legislative reforms of the        Management   For        For
       General Regulations: Amend Article 7 of the General Meeting Regulations.
       Convening authority and obligation
8.3    Modification of adaptation to the latest legislative reforms of the        Management   For        For
       General Regulations: Amend Article 8 of the General Meeting Regulations.
       Publication and notice of meeting
8.4    Modification of adaptation to the latest legislative reforms of the        Management   For        For
       General Regulations: Amend Article 9 of the General Meeting Regulations.
       Right to information
8.5    Modification of adaptation to the latest legislative reforms of the        Management   For        For
       General Regulations: Amend Article 10 of the General Meeting
       Regulations. Right to attend
8.6    Modification of adaptation to the latest legislative reforms of the        Management   For        For
       General Regulations: Amend Article 11 of the General Meeting
       Regulations. Representation
8.7    Modification of adaptation to the latest legislative reforms of the        Management   For        For
       General Regulations: Amend Article 24 of the General Meeting
       Regulations. Publication
8.8    Modification of adaptation to the latest legislative reforms of the        Management   For        For
       General Regulations: To approve the revised text of the General Meeting
       Regulations
9      Annual Report on Remuneration of Directors for the advisory vote           Management   For        For
10     Delegation to the Board of Directors for the execution and development     Management   For        For
       of resolutions adopted by the Board, so as to substitute the powers received from the Board and granting of powers to a public deed and registration of such agreements and for correction, if necessary
CMMT   PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF CONSERVATIVE         Non-Voting
       RECORD DATE-. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT
       RETURN THIS PROXY FORM-UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.

ProxyEdge                                               Report Date: 07/08/2011
Meeting Date Range: 07/01/2010 to 06/30/2011                                 23
The Gabelli Utility Trust

TELE2 AB

SECURITY         W95878117         MEETING TYPE    Annual General Meeting
TICKER SYMBOL                      MEETING DATE    16-May-2011
ISIN             SE0000314312      AGENDA          702969544 - Management

                                                                                                          FOR/AGAINST
ITEM   PROPOSAL                                                                   TYPE         VOTE       MANAGEMENT
----   -------------------------------------------------------------------------  ----------   ---------  -----------
CMMT   PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 788656 DUE TO          Non-Voting
       CHANGE IN VOTING STATUS. ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING
       NOTICE. THANK YOU.
CMMT   PLEASE NOTE THAT NOT ALL SUB CUSTODIANS IN SWEDEN ACCEPT ABSTAIN AS A      Non-Voting
       VALID VOTE OPTION. THANK YOU
CMMT   MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL OWNER INFORMATION FOR ALL    Non-Voting
       VOTED-ACCOUNTS. IF AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
       NEED TO PROVIDE THE BREAKDOWN OF EACH BENEFICIAL OWNER NAME, ADDRESS
       AND SHARE POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR-YOUR VOTE TO BE LODGED
CMMT   IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER SIGNED         Non-Voting
       POWER OF ATTORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
       VOTING INSTRUCTIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR
       INSTRUCTIONS TO BE REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT
       YOUR CLIENT SERVICE REPRESENTATIVE
1      Opening of the Meeting                                                     Non-Voting
2      Election of lawyer Wilhelm Luning as Chairman of the Annual General        Non-Voting
       Meeting
3      Preparation and approval of the voting list                                Non-Voting
4      Approval of the agenda                                                     Non-Voting
5      Election of one or two persons to check and verify the minutes             Non-Voting
6      Determination of whether the Annual General Meeting has been duly          Non-Voting
       convened
7      Statement by the Chairman of the Board on the work of the Board of         Non-Voting
       Directors
8      Presentation by the Chief Executive Officer                                Non-Voting
9      Presentation of Annual Report, Auditors' Report and the consolidated       Non-Voting
       financial-statements and the auditors' report on the consolidated financial statements
10     Resolution on the adoption of the income statement and Balance Sheet       Management   For        For
       and of the consolidated income statement and the consolidated Balance
       Sheet
11     Resolution on the proposed treatment of the Company's unappropriated       Management   For        For
       earnings or accumulated loss as stated in the adopted Balance Sheet
12     Resolution on the discharge of liability of the directors of the Board     Management   For        For
       and the Chief Executive Officer
13     Determination of the number of directors of the Board                      Management   For        For
14     Determination of the remuneration to the directors of the Board and the    Management   For        For
       auditor
15     The Nomination Committee proposes, for the period until the close of       Management   For        For
       the next Annual General Meeting, the re-election of Mia Brunell Livfors,
       John Hepburn, Mike Parton, John Shakeshaft, Cristina Stenbeck, Lars
       Berg, Erik Mitteregger and Jere Calmes as directors of the Board. The
       Nomination Committee proposes that the Annual General Meeting shall re-elect Mike Parton as Chairman of the Board of Directors. Furthermore,
       it is proposed that the Board of Directors at the Constituent Board
       Meeting appoints an Audit Committee and a Remuneration Committee within the Board of Directors. The Nomination Committee's motivated opinion regarding proposal of the Board of Directors is available at the
       Company's website, www.tele2.com
16     Approval of the procedure of the Nomination Committee                      Management   For        For
17     Resolution regarding Guidelines for remuneration to the senior             Management   For        For
       executives
18a    Resolution regarding incentive programme comprising the following          Management   For        For
       resolution: adoption of an incentive programme
18b    Resolution regarding incentive programme comprising the following          Management   For        For
       resolution: authorisation to resolve to issue Class C shares
18c    Resolution regarding incentive programme comprising the following          Management   For        For
       resolution: authorisation to resolve to repurchase own Class C shares
18d    Resolution regarding incentive programme comprising the following          Management   For        For
       resolution: transfer of own Class B shares
19     Resolution to authorise the Board of Directors to resolve on repurchase    Management   For        For
       of own shares
20     Resolution on amendment of the Articles of Association                     Management   For        For
21     PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER PROPOSAL:                Shareholder  Against    For
       Shareholder's proposal to resolve up on appointing an independent examiner to investigate the Company's customer policy in accordance with
       Chapter 10, Section 21 of the Companies Act
22     PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER PROPOSAL:                Shareholder  Against    For
       Shareholder's proposal to resolve up on appointing an independent examiner to investigate the Company's investor relations policy in accordance with Chapter 10, Section 21 of the Companies Act
23     PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER PROPOSAL:                Shareholder  Against    For
       Shareholder's proposal to establish a customer ombudsman function
24     PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER PROPOSAL:                Shareholder  Against    For
       Shareholder's proposal regarding an annual evaluation of the Company's
       "work with gender equality and ethnicity"
25     PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER PROPOSAL:                Shareholder  Against    For
       Shareholder's proposal regarding "separate General Meetings"
26     Closing of the Meeting                                                     Non-Voting

ProxyEdge                                               Report Date: 07/08/2011
Meeting Date Range: 07/01/2010 to 06/30/2011                                 24
The Gabelli Utility Trust

INVESTMENT AB KINNEVIK, STOCKHOLM

SECURITY         W4832D110         MEETING TYPE    Annual General Meeting
TICKER SYMBOL                      MEETING DATE    16-May-2011
ISIN             SE0000164626      AGENDA          702973480 - Management

                                                                                                          FOR/AGAINST
ITEM   PROPOSAL                                                                   TYPE         VOTE       MANAGEMENT
----   -------------------------------------------------------------------------  ----------   ---------  -----------
CMMT   PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 788740 DUE TO          Non-Voting
       DELETION OF-RESOLUTIONS. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE.
       THANK YOU.
CMMT   PLEASE NOTE THAT NOT ALL SUB CUSTODIANS IN SWEDEN ACCEPT ABSTAIN AS A      Non-Voting
       VALID VOTE OPTION. THANK YOU
CMMT   MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL OWNER INFORMATION FOR ALL    Non-Voting
       VOTED-ACCOUNTS. IF AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
       NEED TO PROVIDE THE BREAKDOWN OF EACH BENEFICIAL OWNER NAME, ADDRESS
       AND SHARE POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR-YOUR VOTE TO BE LODGED
CMMT   IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER SIGNED         Non-Voting
       POWER OF ATTORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
       VOTING INSTRUCTIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR
       INSTRUCTIONS TO BE REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT
       YOUR CLIENT SERVICE REPRESENTATIVE
1      Opening of the Meeting                                                     Non-Voting
2      The Nomination Committee proposes that the lawyer Wilhelm Luning is        Non-Voting
       appointed-to be the Chairman of the Annual General Meeting
3      Preparation and approval of the voting list                                Non-Voting
4      Approval of the agenda                                                     Non-Voting
5      Election of one or two persons to check and verify the minutes             Non-Voting
6      Determination of whether the Annual General Meeting has been duly          Non-Voting
       convened
7      Statement by the Chairman of the Board on the work of the Board of         Non-Voting
       Directors
8      Presentation by the Chief Executive Officer                                Non-Voting
9      Presentation of the Annual Report and Auditor's Report and of the Group    Non-Voting
       Annual-Report and the Group Auditor's Report
10     Resolution on the adoption of the Profit and Loss Statement and the        Management   For        For
       Balance Sheet and of the Group Profit and Loss Statement and the Group
       Balance Sheet
11     Resolution on the proposed treatment of the Company's unappropriated       Management   For        For
       earnings or accumulated loss as stated in the adopted Balance Sheet
12     Resolution on the discharge of liability of the directors of the Board     Management   For        For
       and the Chief Executive Officer
13     The Nomination Committee proposes that the Board of Directors shall        Management   For        For
       consist of seven directors and no deputy directors
14     The Nomination Committee proposes that the Annual General Meeting          Management   For        For
       resolve to increase the total Board remuneration from SEK 3,875,000 to
       SEK 4,325,000 for the period until the close of the next Annual General
       Meeting in 2012. The proposal includes SEK 1,000,000 to be allocated to the Chairman of the Board, SEK 450,000 to each of the directors of the
       Board and total SEK 625,000 for the work in the committees of the Board of Directors. The Nomination Committee proposes that for work within the
       Audit Committee SEK 150,000 shall be allocated to the Chairman and SEK
       75,000 to each of the other three members. For work within the
       Remuneration Committee SEK 50,000 shall be allocated to the Chairman and
       SEK 25,000 to each of the other three members. Finally, the Nomination
       Committee proposes that for work within the New Ventures Committee SEK
       25,000 shall be allocated to each of the five members. Furthermore, remuneration to the auditor shall be paid in accordance with approved invoices
15     The Nomination Committee proposes, for the period until the close of       Management   For        For
       the next Annual General Meeting, the re-election of Vigo Carlund,
       Wilhelm Klingspor, Erik Mitteregger, Allen Sangines-Krause and Cristina
       Stenbeck as directors of the Board. The Nomination Committee proposes the election of Tom Boardman and Dame Amelia Fawcett as new directors of the Board. John Hewko and Stig Nordin have informed the Nomination
       Committee that they decline re-election at the Annual General Meeting.
       The Nomination Committee proposes that the Meeting shall re-elect
       Cristina Stenbeck as Chairman of the Board of Directors. Furthermore, it
       is proposed that the Board of Directors at the Constituent Board Meeting appoints an Audit Committee, a Remuneration Committee and a New Ventures
       Committee within the Board of Directors
16     Approval of the procedure of the Nomination Committee                      Management   For        For
17     Resolution regarding Guidelines for remuneration to the senior             Management   For        For
       executives
18     Resolution regarding incentive programme comprising the following          Management   For        For
       resolutions: (a) adoption of an incentive programme; (b) authorisation to resolve to issue Class C shares; (c) authorisation to resolve to repurchase Class C shares; (d) transfer of Class B shares
19     Resolution to authorise the Board of Directors to resolve on repurchase    Management   For        For
       of own shares
20     Resolution on amendment of the Articles of Association                     Management   For        For
21     Closing of the Meeting                                                     Non-Voting

ProxyEdge                                               Report Date: 07/08/2011
Meeting Date Range: 07/01/2010 to 06/30/2011                                 25
The Gabelli Utility Trust

ORASCOM TELECOM S A E

SECURITY         68554W205         MEETING TYPE    Ordinary General Meeting
TICKER SYMBOL                      MEETING DATE    17-May-2011
ISIN             US68554W2052      AGENDA          703067199 - Management

                                                                                                          FOR/AGAINST
ITEM   PROPOSAL                                                                   TYPE         VOTE       MANAGEMENT
----   -------------------------------------------------------------------------  ----------   ---------  -----------
CMMT   IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER SIGNED         Non-Voting
       POWER OF ATTORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
       VOTING INSTRUCTIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR
       INSTRUCTIONS TO BE REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT
       YOUR CLIENT SERVICE REPRESENTATIVE
1      Ratification and approval of the BoD's report on the Company's activity    Management   No Action
       during the fiscal year ended December 31, 2010
2      Approval of the financial statements of the fiscal year ended December     Management   No Action
       31, 2010, and ratification of the general balance-sheet and the profits and loss accounts of the fiscal year ended December 31, 2010
3      Ratification of the Auditor's report of the fiscal year ended December     Management   No Action
       31, 2010
4      Consideration of the proposal made regarding the distribution of           Management   No Action
       profits of the fiscal year ended December 31, 2010
5      Discharging the Chairman and the Board Members regarding the fiscal        Management   No Action
       year ended December 31, 2010
6      Approval and specification of the BM's compensation and allowances         Management   No Action
       regarding the fiscal year ending December 31, 2011
7      Appointment of the Company's Auditor during the year ending December       Management   No Action
       31, 2011, and determining his annual professional fees
8      Approving the related parties' transactions for year 2011 with             Management   No Action
       subsidiaries and affiliates
9      Delegation of the BoD to conclude loans and mortgages and to issue         Management   No Action
       securities for lenders regarding the Company and its subsidiaries and affiliates
10     Approval and recognition of the donations made during the fiscal year      Management   No Action
       2010, and authorization of the BoD to make donations during the fiscal year 2011
11     Consideration of the approval of the amendments introduced to the BoD's    Management   No Action
       constitution

HUTCHISON TELECOMMUNICATIONS HONG KONG HOLDINGS LT

SECURITY         G4672G106         MEETING TYPE    Annual General Meeting
TICKER SYMBOL                      MEETING DATE    19-May-2011
ISIN             KYG4672G1064      AGENDA          702901566 - Management

                                                                                                          FOR/AGAINST
ITEM   PROPOSAL                                                                   TYPE         VOTE       MANAGEMENT
----   -------------------------------------------------------------------------  ----------   ---------  -----------
CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR            Non-Voting
       'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU.
CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL    Non-Voting
       LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20110401/LTN2
       01104011462.pdf
1      To receive and consider the audited financial statements and the           Management   For        For
       reports of the directors and auditor for the year ended 31 December 2010
2      To declare a final dividend                                                Management   For        For
3.a    To re-elect Mr Fok Kin-ning, Canning as a director                         Management   For        For
3.b    To re-elect Mr Lai Kai Ming, Dominic as a director                         Management   For        For
3.c    To re-elect Mr Cheong Ying Chew, Henry as a director                       Management   For        For
3.d    To authorise the board of directors to fix the directors' remuneration     Management   For        For
4      To re-appoint PricewaterhouseCoopers as the auditor and to authorise       Management   For        For
       the board of directors to fix the auditor's remuneration
5.1    Ordinary resolution on item 5(1) of the Notice of the Meeting (To grant    Management   For        For
       a general mandate to the directors of the Company to issue additional shares)
5.2    Ordinary resolution on item 5(2) of the Notice of the Meeting (To grant    Management   For        For
       a general mandate to the directors of the Company to repurchase shares of the Company)
5.3    Ordinary resolution on item 5(3) of the Notice of the Meeting (To          Management   For        For
       extend the general mandate to the directors of the Company to issue additional shares)

ProxyEdge                                               Report Date: 07/08/2011
Meeting Date Range: 07/01/2010 to 06/30/2011                                 26
The Gabelli Utility Trust

SUEZ ENVIRONNEMENT COMPANY, PARIS

SECURITY         F4984P118         MEETING TYPE    MIX
TICKER SYMBOL                      MEETING DATE    19-May-2011
ISIN             FR0010613471      AGENDA          702961966 - Management

                                                                                                          FOR/AGAINST
ITEM   PROPOSAL                                                                   TYPE         VOTE       MANAGEMENT
----   -------------------------------------------------------------------------  ----------   ---------  -----------
CMMT   PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE      Non-Voting
       "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.
CMMT   French Resident Shareowners must complete, sign and forward the Proxy      Non-Voting
       Card-directly to the sub custodian. Please contact your Client
       Service-Representative to obtain the necessary card, account details and directions.-The following applies to Non-Resident Shareowners: Proxy
       Cards: Voting-instructions will be forwarded to the Global Custodians that have become-Registered Intermediaries, on the Vote Deadline Date.
       In capacity as-Registered Intermediary, the Global Custodian will sign the Proxy Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representative
CMMT   PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE     Non-Voting
       BY-CLICKING ON THE MATERIAL URL LINK:-https://balo.journal-
       officiel.gouv.fr/pdf/2011/0413/201104131101270.pdf
O.1    Approval of the corporate financial statements for the financial year      Management   For        For
       ended December 31, 2010
O.2    Approval of the consolidated financial statements for the financial        Management   For        For
       year ended December 31, 2010
O.3    Allocation of income for the financial year ended December 31, 2010        Management   For        For
O.4    Option to pay dividend in shares                                           Management   For        For
O.5    Approval of the regulated Agreements and Commitments pursuant to           Management   For        For
       Articles L. 225-38 et seq. and L.225-42-1 of the Commercial Code
O.6    Ratification of the registered office transfer                             Management   For        For
O.7    Ratification of the cooptation of Mrs. Penelope Chalmers-Small as Board    Management   For        For
       member
O.8    Appointment of Mrs. Valerie Bernis as Board member                         Management   For        For
O.9    Appointment of Mr. Nicolas Bazire as Board member                          Management   For        For
O.10   Appointment of Mr. Jean-Francois Cirelli as Board member                   Management   For        For
O.11   Appointment of Mr. Lorenz d'este as Board member                           Management   For        For
O.12   Appointment of Mr. Gerard Lamarche as Board member                         Management   For        For
O.13   Appointment of Mr. Olivier Pirotte as Board member                         Management   For        For
O.14   Authorization to allow the Company to trade its own shares                 Management   For        For
E.15   Authorization to be granted to the Board of Directors to reduce share      Management   For        For
       capital by cancellation of treasury shares of the Company
E.16   Delegation of authority granted to the Board of Directors to carry out     Management   For        For
       a share capital increase, with cancellation of preferential subscription rights, in favor of a given category (ies) of designated beneficiaries as part of the implementation of international employee share ownership and savings plans of the Suez Environnement Group
E.17   Powers to accomplish all formalities                                       Management   For        For

TELEKOM AUSTRIA AG, WIEN

SECURITY         A8502A102         MEETING TYPE    Ordinary General Meeting
TICKER SYMBOL                      MEETING DATE    19-May-2011
ISIN             AT0000720008      AGENDA          702974735 - Management

                                                                                                           FOR/AGAINST
ITEM   PROPOSAL                                                                    TYPE        VOTE        MANAGEMENT
----   -------------------------------------------------------------------------   ----------  ---------   -----------
1      Presentation annual report                                                  Management  For         For
2      Approval of usage of earnings                                               Management  For         For
3      Approval of discharge of bod                                                Management  For         For
4      Approval of discharge of supervisory Board                                  Management  For         For
5      Approval of remuneration of supervisory Board                               Management  For         For
6      Election auditor                                                            Management  For         For
7      Election to the supervisory Board (split)                                   Management  For         For
8      Report on buy back of own shs                                               Management  For         For
9      Approval of buyback                                                         Management  For         For
       PLEASE NOTE THAT THIS IS A REVISION DUE TO MODIFICATION IN THE TEXT OF      Non-Voting
       THE RES-OLUTION 9. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT
       RETURN THIS P-ROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.

NTT DOCOMO,INC.

SECURITY         J59399105         MEETING TYPE    Annual General Meeting
TICKER SYMBOL                      MEETING DATE    17-Jun-2011
ISIN             JP3165650007      AGENDA          703101864 - Management

                                                                                                          FOR/AGAINST
ITEM   PROPOSAL                                                                   TYPE         VOTE       MANAGEMENT
----   -------------------------------------------------------------------------  ----------   ---------  -----------
       Please reference meeting materials.                                        Non-Voting
1.     Approve Appropriation of Retained Earnings                                 Management   For        For
2.     Amend Articles to: Expand Business Lines                                   Management   For        For
3.1    Appoint a Director                                                         Management   For        For
3.2    Appoint a Director                                                         Management   For        For
3.3    Appoint a Director                                                         Management   For        For
4.1    Appoint a Corporate Auditor                                                Management   For        For
4.2    Appoint a Corporate Auditor                                                Management   For        For
4.3    Appoint a Corporate Auditor                                                Management   For        For
4.4    Appoint a Corporate Auditor                                                Management   For        For

ProxyEdge                                               Report Date: 07/08/2011
Meeting Date Range: 07/01/2010 to 06/30/2011                                 27
The Gabelli Utility Trust

NIPPON TELEGRAPH AND TELEPHONE CORPORATION

SECURITY         J59396101         MEETING TYPE    Annual General Meeting
TICKER SYMBOL                      MEETING DATE    23-Jun-2011
ISIN             JP3735400008      AGENDA          703115558 - Management

                                                                     FOR/AGAINST
ITEM   PROPOSAL                                    TYPE        VOTE  MANAGEMENT
-----  ------------------------------------------  ----------  ----  -----------
       Please reference meeting materials.         Non-Voting
1.     Approve Appropriation of Retained Earnings  Management  For   For
2.1    Appoint a Corporate Auditor                 Management  For   For
2.2    Appoint a Corporate Auditor                 Management  For   For
2.3    Appoint a Corporate Auditor                 Management  For   For
2.4    Appoint a Corporate Auditor                 Management  For   For
2.5    Appoint a Corporate Auditor                 Management  For   For

PT INDOSAT TBK

SECURITY         Y7130D110         MEETING TYPE    Annual General Meeting
TICKER SYMBOL                      MEETING DATE    24-Jun-2011
ISIN             ID1000097405      AGENDA          703159497 - Management

                                                                                                          FOR/AGAINST
ITEM   PROPOSAL                                                                   TYPE         VOTE       MANAGEMENT
----   -------------------------------------------------------------------------  ----------   ---------  -----------
1      To approve the annual report and to ratify the company's financial         Management   For        For
       statement ended December 31, 2010
2      To approve the allocations of net profit for reserve funds, dividends      Management   For        For
       and other purposes and to approve the determination of the amount, time and manner of the payment of dividends for the financial year ended
       December 31, 2010
3      To determine the remuneration for the board of commissioners of the        Management   For        For
       company for 2011
4      To approve the appointment of the company's independent auditor for the    Management   For        For
       financial year ending December 31,2011
5      To approve changes to the composition of the board commissioners and       Management   For        For
       or/directors
CMMT   PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE IN YEAR IN RESOLUTION    Non-Voting
       1. IF-YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLE-SS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.

JSFC SISTEMA

SECURITY         48122U204         MEETING TYPE    Annual General Meeting
TICKER SYMBOL                      MEETING DATE    25-Jun-2011
ISIN             US48122U2042      AGENDA          703183842 - Management

                                                                                                          FOR/AGAINST
ITEM   PROPOSAL                                                                   TYPE         VOTE       MANAGEMENT
----   -------------------------------------------------------------------------  ----------   ---------  -----------
1      To approve the meeting procedure                                           Management   For        For
2      To approve the Annual report, Annual accounting reports, including the     Management   For        For
       profit and loss account of the Company for 2010
3      Approve the following allocation of net profit of the Company for the      Management   For        For
       year 2010:- 2,509,000,000,00 roubles shall be paid out as dividends. -To pay a dividend in the amount 0,26 roubles per ordinary share of the
       Company by banking transfer of the corresponding amounts to the bank accounts indicated by the shareholders of the Company.-To determine the term for the dividend payout of not more that 60 days since the decision to pay out dividends has been taken by the Annual general meeting of shareholders of the Company
4      To determine the number of members of the Board of Directors as 12         Management   For        For
       members
5.1    Election of Natalia Demeshkina as a member of the Revision Commission      Management   For        For
5.2    Election of Alexey Krupkin as a member of the Revision Commission          Management   For        For
5.3    Election of Ekaterina Kuznetsova as a member of the Revision Commission    Management   For        For
CMMT   PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO THIS RESOLUTION REGARDING    Non-Voting
       THE-ELECTION OF DIRECTORS. STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR
       THIS-MEETING. PLEASE NOTE THAT ONLY A VOTE "FOR" THE DIRECTOR WILL BE
       CUMULATED.-PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE IF YOU HAVE
       ANY QUESTIONS.
6.1    Election of Alexander Goncharuk as a member of the Board of Directors      Management   For        For
       of Sistema Joint Stock Financial Corporation
6.2    Election of Vladimir Evtushenkov as a member of the Board of Directors     Management   For        For
       of Sistema Joint Stock Financial Corporation
6.3    Election of Ron Sommer as a member of the Board of Directors of Sistema    Management   For        For
       Joint Stock Financial Corporation
6.4    Election of Dmitry Zubov as a member of the Board of Directors of          Management   For        For
       Sistema Joint Stock Financial Corporation
6.5    Election of Vyacheslav Kopiev as a member of the Board of Directors of     Management   For        For
       Sistema Joint Stock Financial Corporation
6.6    Election of Robert Kocharyan as a member of the Board of Directors of      Management   For        For
       Sistema Joint Stock Financial Corporation
6.7    Election of Roger Mannings a member of the Board of Directors of           Management   For        For
       Sistema Joint Stock Financial Corporation
6.8    Election of Leonid Melamed as a member of the Board of Directors of        Management   For        For
       Sistema Joint Stock Financial Corporation
6.9    Election of Evgeny Novitsky as a member of the Board of Directors of       Management   For        For
       Sistema Joint Stock Financial Corporation
6.10   Election of Serge Tchuruk as a member of the Board of Directors of         Management   For        For
       Sistema Joint Stock Financial Corporation
6.11   Election of Michael Shamolin as a member of the Board of Directors of      Management   For        For
       Sistema Joint Stock Financial Corporation
6.12   Election of David Yakobashvili as a member of the Board of Directors of    Management   For        For
       Sistema Joint Stock Financial Corporation
7.1    Approve CJSC BDO as the auditor to perform the audit for 2011 in line      Management   For        For
       with the Russian Accounting Standards
7.2    Approve CJSC Deloitte and Touche CIS as the auditor to perform the         Management   For        For
       audit for 2011 in line with the US GAAP international standards

ProxyEdge                                               Report Date: 07/08/2011
Meeting Date Range: 07/01/2010 to 06/30/2011                                 28
The Gabelli Utility Trust

ALSTOM, PARIS

SECURITY         F0259M475         MEETING TYPE    MIX
TICKER SYMBOL                      MEETING DATE    28-Jun-2011
ISIN             FR0010220475      AGENDA          703050916 - Management

                                                                                                          FOR/AGAINST
ITEM   PROPOSAL                                                                   TYPE         VOTE       MANAGEMENT
----   -------------------------------------------------------------------------  ----------   ---------  -----------
CMMT   PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE      Non-Voting
       "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.
CMMT   French Resident Shareowners must complete, sign and forward the Proxy      Non-Voting
       Card-directly to the sub custodian. Please contact your Client
       Service-Representative to obtain the necessary card, account details and directions.-The following applies to Non-Resident Shareowners: Proxy
       Cards: Voting-instructions will be forwarded to the Global Custodians that have become-Registered Intermediaries, on the Vote Deadline Date.
       In capacity as- Registered Intermediary, the Global Custodian will sign the Proxy Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representative
CMMT   PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE     Non-Voting
       BY CLIC-KING ON THE MATERIAL URL LINKS: https://balo.journal-
       officiel.gouv.fr/pdf/2011-/0509/201105091102076.pdf AND
       https://balo.journal-officiel.gouv.fr/pdf/2011/0-
       610/201106101103537.pdf
O.1    Approval of the corporate financial statements and operations for the      Management   For        For
       financial year ended March 31, 2011
O.2    Approval of the consolidated financial statements and operations for       Management   For        For
       the financial year ended March 31, 2011
O.3    Allocation of income                                                       Management   For        For
O.4    Renewal of term of Mr. Patrick Kron as Board member                        Management   For        For
O.5    Renewal of term of Mrs. Candace Beinecke as Board member                   Management   For        For
O.6    Renewal of term of Mr. Jean-Martin Folz as Board member                    Management   For        For
O.7    Renewal of term of Mr. James W. Leng as Board member                       Management   For        For
O.8    Renewal of term of Mr. Klaus Mangold as Board member                       Management   For        For
O.9    Renewal of term of Mr. Alan Thomson as Board member                        Management   For        For
O.10   Authorization to be granted to the Board of Directors to trade             Management   For        For
       Company's shares
E.11   Authorization to be granted to the Board of Directors to reduce capital    Management   For        For
       by cancellation of shares
E.12   Powers to implement decisions of the General Meeting and to accomplish     Management   For        For
       all formalities
CMMT   PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF ADDITIONAL URL.      Non-Voting
       IF YOU H-AVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YO-U DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.

ELECTRIC POWER DEVELOPMENT CO.,LTD.

SECURITY         J12915104         MEETING TYPE    Annual General Meeting
TICKER SYMBOL                      MEETING DATE    28-Jun-2011
ISIN             JP3551200003      AGENDA          703132922 - Management

                                                                     FOR/AGAINST
ITEM   PROPOSAL                                    TYPE        VOTE  MANAGEMENT
----   ------------------------------------------  ----------  ----  -----------
       Please reference meeting materials.         Non-Voting
1.     Approve Appropriation of Retained Earnings  Management  For   For
2.1    Appoint a Director                          Management  For   For
2.2    Appoint a Director                          Management  For   For
2.3    Appoint a Director                          Management  For   For
2.4    Appoint a Director                          Management  For   For
2.5    Appoint a Director                          Management  For   For
2.6    Appoint a Director                          Management  For   For
2.7    Appoint a Director                          Management  For   For
2.8    Appoint a Director                          Management  For   For
2.9    Appoint a Director                          Management  For   For
2.10   Appoint a Director                          Management  For   For
2.11   Appoint a Director                          Management  For   For
2.12   Appoint a Director                          Management  For   For
2.13   Appoint a Director                          Management  For   For
3.1    Appoint a Corporate Auditor                 Management  For   For
3.2    Appoint a Corporate Auditor                 Management  For   For

ProxyEdge                                               Report Date: 07/08/2011
Meeting Date Range: 07/01/2010 to 06/30/2011                                 29
The Gabelli Utility Trust

CHUBU ELECTRIC POWER COMPANY,INCORPORATED

SECURITY         J06510101         MEETING TYPE    Annual General Meeting
TICKER SYMBOL                      MEETING DATE    28-Jun-2011
ISIN             JP3526600006      AGENDA          703141301 - Management

                                                                                             FOR/AGAINST
ITEM   PROPOSAL                                                        TYPE         VOTE     MANAGEMENT
----   --------------------------------------------------------------  ----------   ------   -----------
       Please reference meeting materials.                             Non-Voting
1.     Approve Appropriation of Retained Earnings                      Management   For      For
2.     Amend Articles to: Allow Use of Electronic Systems for Public   Management   For      For
       Notifications
3.1    Appoint a Director                                              Management   For      For
3.2    Appoint a Director                                              Management   For      For
3.3    Appoint a Director                                              Management   For      For
3.4    Appoint a Director                                              Management   For      For
3.5    Appoint a Director                                              Management   For      For
3.6    Appoint a Director                                              Management   For      For
3.7    Appoint a Director                                              Management   For      For
3.8    Appoint a Director                                              Management   For      For
3.9    Appoint a Director                                              Management   For      For
3.10   Appoint a Director                                              Management   For      For
3.11   Appoint a Director                                              Management   For      For
3.12   Appoint a Director                                              Management   For      For
3.13   Appoint a Director                                              Management   For      For
3.14   Appoint a Director                                              Management   For      For
3.15   Appoint a Director                                              Management   For      For
3.16   Appoint a Director                                              Management   For      For
3.17   Appoint a Director                                              Management   For      For
4.1    Appoint a Corporate Auditor                                     Management   For      For
4.2    Appoint a Corporate Auditor                                     Management   For      For
4.3    Appoint a Corporate Auditor                                     Management   For      For
5.     Approve Payment of Bonuses to Directors                         Management   For      For
6.     Shareholders' Proposals: Amend Articles to Add a New Chapter    Shareholder  Against  For
       with Regard to a Roadmap to Abandon Nuclear Power Generation
7.     Shareholders' Proposals: Amend Articles to Close the Hamaoka    Shareholder  Against  For
       Nuclear Power Plant
8.     Shareholders' Proposals: Amend Articles to Add a New Chapter    Shareholder  Against  For
       with Regard to Prohibit Specific Operation of Nuclear-Power-
       Generation-related
9.     Shareholders' Proposals: Amend Articles to Add a New Chapter    Shareholder  Against  For
       with Regard to Spent Nuclear Fuel and Highly Radioactive Waste
10.    Shareholders' Proposals:  Amend Articles to Add a New Chapter   Shareholder  Against  For
       with Regard to Creation of Best Mix for Consumer Side
11.    Shareholders' Proposals: Amend Articles to Change Business      Shareholder  Against  For
       Lines

KYUSHU ELECTRIC POWER COMPANY,INCORPORATED

SECURITY         J38468104         MEETING TYPE    Annual General Meeting
TICKER SYMBOL                      MEETING DATE    28-Jun-2011
ISIN             JP3246400000      AGENDA          703142428 - Management

                                                                                                          FOR/AGAINST
ITEM   PROPOSAL                                                                   TYPE         VOTE       MANAGEMENT
----   -------------------------------------------------------------------------  ----------   ---------  -----------
       Please reference meeting materials.                                        Non-Voting
1.     Approve Appropriation of Retained Earnings                                 Management   For        For
2.1    Appoint a Director                                                         Management   For        For
2.2    Appoint a Director                                                         Management   For        For
2.3    Appoint a Director                                                         Management   For        For
2.4    Appoint a Director                                                         Management   For        For
2.5    Appoint a Director                                                         Management   For        For
2.6    Appoint a Director                                                         Management   For        For
2.7    Appoint a Director                                                         Management   For        For
2.8    Appoint a Director                                                         Management   For        For
2.9    Appoint a Director                                                         Management   For        For
2.10   Appoint a Director                                                         Management   For        For
2.11   Appoint a Director                                                         Management   For        For
2.12   Appoint a Director                                                         Management   For        For
2.13   Appoint a Director                                                         Management   For        For
2.14   Appoint a Director                                                         Management   For        For
3.1    Appoint a Corporate Auditor                                                Management   For        For
3.2    Appoint a Corporate Auditor                                                Management   For        For
4.     Appoint a Substitute Corporate Auditor                                     Management   For        For
5.     Shareholders' Proposals: Amend Articles of Incorporation (1) (Require      Shareholder  Against    For
       Additional Article of " Declaration of Nuclear Power Generation" to
       Promise to Close Nuclear Power Stations Gradually from Older Ones, and
       Neither to Make New Site Selections nor to Build Additional Stations)
6.     Shareholders' Proposals: Amend Articles of Incorporation (2) (Require      Shareholder  Against    For
       Additional Article of Establishment of Division for Natural Energy Power
       Generation)
7.     Shareholders' Proposals: Amend Articles of Incorporation (3) (Require      Shareholder  Against    For
       Additional Article of Establishment of "Research Committee for Nuclear
       Power Station, Earthquake/Tsunami and Volcanic Activity")
8.     Shareholders' Proposals: Amend Articles of Incorporation (4) (Require      Shareholder  Against    For
       Additional Article of "Declaration of Pluthermal Power Generation" to
       Promise to Close Pluthermal Power Generations)

ProxyEdge                                               Report Date: 07/08/2011
Meeting Date Range: 07/01/2010 to 06/30/2011                                 30
The Gabelli Utility Trust

HOKURIKU ELECTRIC POWER COMPANY

SECURITY         J22050108         MEETING TYPE    Annual General Meeting
TICKER SYMBOL                      MEETING DATE    28-Jun-2011
ISIN             JP3845400005      AGENDA          703153394 - Management

                                                                  FOR/AGAINST
ITEM   PROPOSAL                                 TYPE        VOTE  MANAGEMENT
-----  ---------------------------------------  ----------  ----  -----------
1      Approve Appropriation of Profits         Management  For   For
2.1    Appoint a Director                       Management  For   For
2.2    Appoint a Director                       Management  For   For
2.3    Appoint a Director                       Management  For   For
2.4    Appoint a Director                       Management  For   For
2.5    Appoint a Director                       Management  For   For
2.6    Appoint a Director                       Management  For   For
2.7    Appoint a Director                       Management  For   For
2.8    Appoint a Director                       Management  For   For
2.9    Appoint a Director                       Management  For   For
2.10   Appoint a Director                       Management  For   For
2.11   Appoint a Director                       Management  For   For
3      Approve Payment of Bonuses to Directors  Management  For   For

THE TOKYO ELECTRIC POWER COMPANY,INCORPORATED

SECURITY         J86914108         MEETING TYPE    Annual General Meeting
TICKER SYMBOL                      MEETING DATE    28-Jun-2011
ISIN             JP3585800000      AGENDA          703157087 - Management

                                                                                                          FOR/AGAINST
ITEM   PROPOSAL                                                                   TYPE         VOTE       MANAGEMENT
----   -------------------------------------------------------------------------  ----------   ---------  -----------
       Please reference meeting materials.                                        Non-Voting
1.1    Election of a Director                                                     Management   No Action
1.2    Election of a Director                                                     Management   No Action
1.3    Election of a Director                                                     Management   No Action
1.4    Election of a Director                                                     Management   No Action
1.5    Election of a Director                                                     Management   No Action
1.6    Election of a Director                                                     Management   No Action
1.7    Election of a Director                                                     Management   No Action
1.8    Election of a Director                                                     Management   No Action
1.9    Election of a Director                                                     Management   No Action
1.10   Election of a Director                                                     Management   No Action
1.11   Election of a Director                                                     Management   No Action
1.12   Election of a Director                                                     Management   No Action
1.13   Election of a Director                                                     Management   No Action
1.14   Election of a Director                                                     Management   No Action
1.15   Election of a Director                                                     Management   No Action
1.16   Election of a Director                                                     Management   No Action
1.17   Election of a Director                                                     Management   No Action
2.1    Election of an Auditor                                                     Management   For        For
2.2    Election of an Auditor                                                     Management   For        For
3.     Shareholders' Proposals : Partial Amendments to the Articles of            Shareholder  Against    For
       Incorporation

FURUKAWA ELECTRIC CO.,LTD.

SECURITY         J16464117         MEETING TYPE    Annual General Meeting
TICKER SYMBOL                      MEETING DATE    29-Jun-2011
ISIN             JP3827200001      AGENDA          703132629 - Management

                                                                    FOR/AGAINST
ITEM  PROPOSAL                                    TYPE        VOTE  MANAGEMENT
----  ------------------------------------------  ----------  ----  -----------
      Please reference meeting materials.         Non-Voting
1.    Approve Appropriation of Retained Earnings  Management  For   For
2.1   Appoint a Director                          Management  For   For
2.2   Appoint a Director                          Management  For   For
2.3   Appoint a Director                          Management  For   For
2.4   Appoint a Director                          Management  For   For
2.5   Appoint a Director                          Management  For   For
2.6   Appoint a Director                          Management  For   For
2.7   Appoint a Director                          Management  For   For
2.8   Appoint a Director                          Management  For   For
2.9   Appoint a Director                          Management  For   For
2.10  Appoint a Director                          Management  For   For
2.11  Appoint a Director                          Management  For   For
2.12  Appoint a Director                          Management  For   For

ProxyEdge                                               Report Date: 07/08/2011
Meeting Date Range: 07/01/2010 to 06/30/2011                                 31
The Gabelli Utility Trust

HOKKAIDO ELECTRIC POWER COMPANY,INCORPORATED

SECURITY         J21378104         MEETING TYPE    Annual General Meeting
TICKER SYMBOL                      MEETING DATE    29-Jun-2011
ISIN             JP3850200001      AGENDA          703142430 - Management

                                                                    FOR/AGAINST
ITEM  PROPOSAL                                    TYPE        VOTE  MANAGEMENT
----  ------------------------------------------  ----------  ----  -----------
      Please reference meeting materials.         Non-Voting
1.    Approve Appropriation of Retained Earnings  Management  For   For
2.    Approve Payment of Bonuses to Directors     Management  For   For
3.1   Appoint a Director                          Management  For   For
3.2   Appoint a Director                          Management  For   For
3.3   Appoint a Director                          Management  For   For
3.4   Appoint a Director                          Management  For   For
3.5   Appoint a Director                          Management  For   For
3.6   Appoint a Director                          Management  For   For
3.7   Appoint a Director                          Management  For   For
3.8   Appoint a Director                          Management  For   For
3.9   Appoint a Director                          Management  For   For
3.10  Appoint a Director                          Management  For   For
3.11  Appoint a Director                          Management  For   For
3.12  Appoint a Director                          Management  For   For
3.13  Appoint a Director                          Management  For   For
4.    Appoint a Corporate Auditor                 Management  For   For

SHIKOKU ELECTRIC POWER COMPANY,INCORPORATED

SECURITY         J72079106         MEETING TYPE    Annual General Meeting
TICKER SYMBOL                      MEETING DATE    29-Jun-2011
ISIN             JP3350800003      AGENDA          703142531 - Management


                                                                                          FOR/AGAINST
ITEM  PROPOSAL                                                          TYPE        VOTE  MANAGEMENT
----  ----------------------------------------------------------------  ----------  ----  -----------
      Please reference meeting materials.                               Non-Voting
1.    Approve Appropriation of Retained Earnings                        Management  For   For
2.    Amend Articles to: Allow Disclosure of Shareholder Meeting        Management  For   For
      Materials on the Internet, Reduce Term of Office of Directors to
      One Year, Allow Electronic Records for BOD Resolution, Adopt
      Reduction of Liability System for All Directors and All Auditors
3.    Approve Purchase of Own Shares                                    Management  For   For
4.1   Appoint a Director                                                Management  For   For
4.2   Appoint a Director                                                Management  For   For
4.3   Appoint a Director                                                Management  For   For
4.4   Appoint a Director                                                Management  For   For
4.5   Appoint a Director                                                Management  For   For
4.6   Appoint a Director                                                Management  For   For
4.7   Appoint a Director                                                Management  For   For
4.8   Appoint a Director                                                Management  For   For
4.9   Appoint a Director                                                Management  For   For
4.10  Appoint a Director                                                Management  For   For
4.11  Appoint a Director                                                Management  For   For
4.12  Appoint a Director                                                Management  For   For
4.13  Appoint a Director                                                Management  For   For
5.1   Appoint a Corporate Auditor                                       Management  For   For
5.2   Appoint a Corporate Auditor                                       Management  For   For
6.    Approve Provision of Retirement Allowance for Retiring Directors  Management  For   For
      and Retiring Corporate Auditors

THE KANSAI ELECTRIC POWER COMPANY,INCORPORATED

SECURITY         J30169106         MEETING TYPE    Annual General Meeting
TICKER SYMBOL                      MEETING DATE    29-Jun-2011
ISIN             JP3228600007      AGENDA          703150881 - Management

                                                                                                          FOR/AGAINST
ITEM   PROPOSAL                                                                   TYPE         VOTE       MANAGEMENT
----   -------------------------------------------------------------------------  ----------   ---------  ----------
       Please reference meeting materials.                                        Non-Voting
1.     Approve Appropriation of Retained Earnings                                 Management   For        For
2.1    Appoint a Director                                                         Management   For        For
2.2    Appoint a Director                                                         Management   For        For
2.3    Appoint a Director                                                         Management   For        For
2.4    Appoint a Director                                                         Management   For        For
2.5    Appoint a Director                                                         Management   For        For
2.6    Appoint a Director                                                         Management   For        For
2.7    Appoint a Director                                                         Management   For        For
2.8    Appoint a Director                                                         Management   For        For
2.9    Appoint a Director                                                         Management   For        For
2.10   Appoint a Director                                                         Management   For        For
2.11   Appoint a Director                                                         Management   For        For
2.12   Appoint a Director                                                         Management   For        For
2.13   Appoint a Director                                                         Management   For        For
2.14   Appoint a Director                                                         Management   For        For
2.15   Appoint a Director                                                         Management   For        For
2.16   Appoint a Director                                                         Management   For        For
2.17   Appoint a Director                                                         Management   For        For
2.18   Appoint a Director                                                         Management   For        For
2.19   Appoint a Director                                                         Management   For        For
3.1    Appoint a Corporate Auditor                                                Management   For        For
3.2    Appoint a Corporate Auditor                                                Management   For        For
3.3    Appoint a Corporate Auditor                                                Management   For        For

ProxyEdge                                               Report Date: 07/08/2011
Meeting Date Range: 07/01/2010 to 06/30/2011                                 32
The Gabelli Utility Trust

                                                                                                          FOR/AGAINST
ITEM   PROPOSAL                                                                   TYPE         VOTE       MANAGEMENT
----   -------------------------------------------------------------------------  ----------   ---------  ----------
3.4    Appoint a Corporate Auditor                                                Management   For        For
3.5    Appoint a Corporate Auditor                                                Management   For        For
3.6    Appoint a Corporate Auditor                                                Management   For        For
3.7    Appoint a Corporate Auditor                                                Management   For        For
4.     Approve Payment of Bonuses to Directors                                    Management   For        For
5.     Shareholders' Proposal: Amend Articles of Incorporation- Require           Shareholder  Against    For
       Additional Article to Run the Company Based on International Corporate
       Social Responsibility (CSR) Standards
6.     Shareholders' Proposals: Amend Articles of Incorporation- Require          Shareholder  Against    For
       Amendment of Article with Regard to Official Minutes of Shareholders'
       Meeting for Website Disclosure
7.     Shareholders' Proposals: Amend Articles of Incorporation- Require          Shareholder  Against    For
       Reduce Total Number of Directors within 12
8.     Shareholders' Proposals: Amend Articles of Incorporation- Require          Shareholder  Against    For
       Reduce Total Number of Corporate Auditors within 6, and Ensure 3 of them
       Recommended by Environmental NGOs
9.     Shareholders' Proposals: Amend Articles of Incorporation- Require          Shareholder  Against    For
       Additional Article With Regard to Business Operation Based on CSR For
       Global Environment Conservation
10.    Shareholders' Proposals: Amend Articles of Incorporation- Require          Shareholder  Against    For
       Additional Article With Regard to Business Operation Based on CSR to
       Declare Change From Nuclear Power Generation to Natural Energy
       Generation
11.    Shareholders' Proposals: Amend Articles of Incorporation- Require          Shareholder  Against    For
       Additional Article With Regard to Business Operation Based on CSR to
       Abandon All-Electric Policy
12.    Shareholders' Proposals: Amend Articles of Incorporation- Require          Shareholder  Against    For
       Additional Article With Regard to Business Operation Based on CSR to
       Improve Basic Human Rights for Employees, Consumers and Local Residents,
       and Always Prioritize Improvement of Work Environment of Whole Group of
       the Company
13.    Shareholders' Proposals: Amend Articles of Incorporation- Require          Shareholder  Against    For
       Additional Article With Regard to Business Operation Based on CSR to
       Always Prioritize Business Investment and Manpower Maintenance For
       Enhancement Lifeline Utilities
14.    Shareholders' Proposals: Amend Articles of Incorporation- Require          Shareholder  Against    For
       Additional Article With Regard to Business Operation Based on CSR to
       Develop Power Network Throughout Japan
15.    Shareholders' Proposals: Approve Appropriation of Retained Earnings        Shareholder  Against    For
16.    Shareholders' Proposals: Remove a Director                                 Shareholder  Against    For
17.    Shareholders' Proposals: Amend Articles of Incorporation- Require Close    Shareholder  Against    For
       of Nuclear Power Stations Without Radiation Treatment System
18.    Shareholders' Proposals: Amend Articles of Incorporation- Require          Shareholder  Against    For
       Additional Article With Regard to Suspension of Compensation for
       Directors Until Abandonment of Nuclear Power Generation
19.    Shareholders' Proposals: Amend Articles of Incorporation- Require          Shareholder  Against    For
       Additional Article With Regard to Establishment of Examination Committee
       for Seismic Adequacy of Nuclear Power Stations
20.    Shareholders' Proposals: Amend Articles of Incorporation- Require          Shareholder  Against    For
       Additional Article With Regard to Abandonment of Nuclear Fuel
       Reprocessing
21.    Shareholders' Proposals: Amend Articles of Incorporation- Require          Shareholder  Against    For
       Additional Article With Regard to Freeze Plutonium- thermal Project

THE CHUGOKU ELECTRIC POWER COMPANY,INCORPORATED

SECURITY         J07098106         MEETING TYPE    Annual General Meeting
TICKER SYMBOL                      MEETING DATE    29-Jun-2011
ISIN             JP3522200009      AGENDA          703150918 - Management

                                                                                                          FOR/AGAINST
ITEM   PROPOSAL                                                                   TYPE         VOTE       MANAGEMENT
----   -------------------------------------------------------------------------  ----------   ---------  ----------
       Please reference meeting materials.                                        Non-Voting
1.     Approve Appropriation of Retained Earnings                                 Management   For        For
2.1    Appoint a Director                                                         Management   For        For
2.2    Appoint a Director                                                         Management   For        For
2.3    Appoint a Director                                                         Management   For        For
2.4    Appoint a Director                                                         Management   For        For
2.5    Appoint a Director                                                         Management   For        For
2.6    Appoint a Director                                                         Management   For        For
2.7    Appoint a Director                                                         Management   For        For
2.8    Appoint a Director                                                         Management   For        For
2.9    Appoint a Director                                                         Management   For        For
2.10   Appoint a Director                                                         Management   For        For
2.11   Appoint a Director                                                         Management   For        For
2.12   Appoint a Director                                                         Management   For        For
2.13   Appoint a Director                                                         Management   For        For
2.14   Appoint a Director                                                         Management   For        For
2.15   Appoint a Director                                                         Management   For        For
3.     Appoint a Corporate Auditor                                                Management   For        For
4.     Shareholders' Proposals: Approve Appropriation of Retained Earnings        Shareholder  Against    For
5.     Shareholders' Proposals: Amend Articles to Halt and Control Nuclear        Shareholder  Against    For
       Power Plants
6.     Shareholders' Proposals: Amend Articles to Abandon Plan to Build           Shareholder  Against    For
       Kaminoseki Nuclear Plant and Abolish Construction of New Nuclear Plants
7.     Shareholders' Proposals: Amend Articles to Abolish SLAP Litigation         Shareholder  Against    For
8.     Shareholders' Proposals: Remove a Director                                 Shareholder  Against    For
9.     Shareholders' Proposals: Appoint a Director                                Shareholder  Against    For

ProxyEdge                                               Report Date: 07/08/2011
Meeting Date Range: 07/01/2010 to 06/30/2011                                 33
The Gabelli Utility Trust

TOHOKU ELECTRIC POWER COMPANY,INCORPORATED

SECURITY         J85108108         MEETING TYPE    Annual General Meeting
TICKER SYMBOL                      MEETING DATE    29-Jun-2011
ISIN             JP3605400005      AGENDA          703169032 - Management

                                                                                                          FOR/AGAINST
ITEM   PROPOSAL                                                                   TYPE         VOTE       MANAGEMENT
----   -------------------------------------------------------------------------  ----------   ---------  ----------
       Please reference meeting materials.                                        Non-Voting
1.     Approve Appropriation of Retained Earnings                                 Management   For        For
2.1    Appoint a Director                                                         Management   For        For
2.2    Appoint a Director                                                         Management   For        For
2.3    Appoint a Director                                                         Management   For        For
2.4    Appoint a Director                                                         Management   For        For
2.5    Appoint a Director                                                         Management   For        For
2.6    Appoint a Director                                                         Management   For        For
2.7    Appoint a Director                                                         Management   For        For
2.8    Appoint a Director                                                         Management   For        For
2.9    Appoint a Director                                                         Management   For        For
2.10   Appoint a Director                                                         Management   For        For
2.11   Appoint a Director                                                         Management   For        For
2.12   Appoint a Director                                                         Management   For        For
2.13   Appoint a Director                                                         Management   For        For
2.14   Appoint a Director                                                         Management   For        For
2.15   Appoint a Director                                                         Management   For        For
2.16   Appoint a Director                                                         Management   For        For
2.17   Appoint a Director                                                         Management   For        For
3.1    Appoint a Corporate Auditor                                                Management   For        For
3.2    Appoint a Corporate Auditor                                                Management   For        For
3.3    Appoint a Corporate Auditor                                                Management   For        For
3.4    Appoint a Corporate Auditor                                                Management   For        For
3.5    Appoint a Corporate Auditor                                                Management   For        For
4.     Approve Payment of Bonuses to Directors                                    Management   For        For
5.     Shareholders' Proposals: Amend Articles of Incorporation (1) - Shut        Shareholder  Against    For
       Down Nuclear Power Stations
6.     Shareholders' Proposals: Amend Articles of Incorporation (2) - Abandon     Shareholder  Against    For
       Investment to Nuclear Fuel Recycling Project
7.     Shareholders' Proposals: Disapprove Payment of Bonus to Directors (This    Shareholder  Against    For
       proposal is the counter-proposal for "Approval of Payment of Bonuses to
       Directors" proposed by Management in proposal #4. If you vote for both proposals, all your vote for these two proposals will be treated as invalid.)

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant The Gabelli Global Utility & Income Trust

By (Signature and Title)*  /s/ Bruce N. Alpert
                           ---------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date August 10, 2011

------
* Print the name and title of each signing officer under his or her signature.